UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-6332
Rochester Portfolio Series
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end:  December 31
Date of reporting period:  12/31/2008

Item 1.  Reports to Stockholders.
December 31, 2008 Limited Term Management New York Commentaries and Municipal Fund Annual Report MANAGEMENT COMMENTARIES Market Recap and Outlook Listing of Top Holdings ANNUAL REPORT Fund Performance Discussion Listing of Investments Financial Statements “Covering every twist and turn of the financial markets may be a lucrative media strategy, but investors should focus instead on the significant advantages of investing for the long term in funds that offer attractive yields and monthly streams of tax-free income.” — Dan Loughran, Senior Vice President and Senior Portfolio Manager, OppenheimerFunds/Rochester

TOP HOLDINGS AND ALLOCATIONS
Top Ten Categories

Tobacco—Master Settlement Agreement	18.6%
Hospital/Health Care	12.5
Government Appropriation	11.4
Marine/Aviation Facilities	7.6
General Obligation	7.5
Electric Utilities	6.6
Multifamily Housing	6.3
Highways/Commuter Facilities	3.3
Airlines	3.1
Not-for-profit Organizations	2.9
Portfolio holdings are subject to change. Percentages are as of December 31, 2008, and are based on the total market value of investments.
Credit Allocation

AAA	6.9%
AA	35.0
A	16.7
BBB	36.8
BB or lower	4.6
Allocations are subject to change. Percentages are as of December 31, 2008, and are dollar-weighted based on the total market value of investments. Market value, the total value of the Fund’s securities, does not include cash. Securities rated by any rating organization are included in the equivalent Standard & Poor’s rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 6.8% of the Fund’s market value, are deemed comparable in the Manager’s judgment to the rated securities in each category. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.
15 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund’s performance during its fiscal year ended December 31, 2008, followed by a graphical comparison of the Fund’s performance to appropriate broad-based market indices.
Management’s Discussion of Fund Performance. In a 12-month period marked by significant turbulence in global credit markets and by broad price volatility as investors adjusted their perspectives on risk tolerance, the net asset value (NAV) of Limited Term New York Municipal Fund’s Class A shares fell and the Fund’s total returns were negative. The 1-year total return for Class A shares was -10.18% at NAV and -13.32% at the maximum offering price (or with sales charges). As of December 31, 2008, the Fund nonetheless provided the second highest level of tax-free income among its peer funds, according to Lipper Inc., and more income on a tax-equivalent basis than many corporate fixed-income alternatives. For the 36-day accrual period ended December 30, 2008, the distribution yield for the Fund’s Class A shares was 5.05% at NAV.1
     Limited Term New York Municipal Fund distributed dividends of 14.4 cents per Class A share this reporting period, including a small amount of taxable income. The monthly dividend distribution of Limited Term New York Municipal Fund remained steady, at 1.2 cents per Class A share. No capital gains were distributed this reporting period.
     At the end of this reporting period, the Fund had nearly 1,075 holdings and an overall credit quality of A. Despite the broad turmoil in the municipal market, all bonds in the portfolio were current in their scheduled interest payments as of December 31, 2008. We believe this fact demonstrates how professional fund management and credit analysis can sustain high levels of tax-free income even in economically troubled times.
     As the charts on pages 22 to 24 show, the Fund’s total returns were negative this reporting period, which was characterized by sharp declines in equity and credit markets, heightened investor concern about risk, and widening credit spreads. Credit spread widening is typically more detrimental to the sectors and types of securities this Fund favors than to the Fund’s benchmark. Because our approach to fund management involves creating broad portfolios with holdings from across the full credit spectrum, this Fund’s performance can be undercut by prolonged cycles of credit spread widening, like this one. Widening spreads typically have the greatest negative effect on BBB-rated, lower-rated and unrated securities. The reverse is also true: as spreads tighten, BBB-rated, lower-rated and unrated securities typically outperform other securities. We are confident that this current cycle of spread widening will eventually end, but no one can accurately predict
1. Falling share prices artificially increase yields.
16 | LIMITED TERM NEW YORK MUNICIPAL FUND

the specific timing. We still believe that our Fund’s investments offer structural advantages over the long term, and we encourage investors to remain focused on their long-term financial objectives for high levels of tax-free income.
     In the first half of this reporting period, our team responded to unusual conditions in the auction rate securities (ARS) market that pushed short-term rates on some municipal bonds into the double digits.2 Between early February and late June 2008, the Fund held Metropolitan Transit Authority bonds with a 10% rate. These bonds were called at par and contributed favorably to the Fund’s performance this reporting period. The Highways/Commuter Facilities sector, which included these bonds, represented 3.3% of the Fund’s market value at year-end.
     In this reporting period, we continued to identify yield-enhancing municipal issues in the Commonwealth of Puerto Rico, where a new governor with a fiscally conservative agenda was elected in November. Most of these investments (19.8% of the Fund’s market value as of December 31, 2008) involve “creatures of the state,” which are supported by taxes and help finance electric utilities, education and highways. Despite continuing economic difficulties and the aftershocks of the political scandals in the Commonwealth, we remain confident in the government’s ability to collect taxes and make bond payments. The Commonwealth, its agencies and its financing arm, the Government Development Bank (GDB), retained their investment-grade ratings from S&P and Moody’s this reporting period, and both report that the outlook is stable. However, Governor-elect Luis Fortuño announced a $3.2 billion deficit in its $9.5 billion budget for fiscal 2009, which began July 1, 2008.3 His predecessor, Gov. Anibal Acevedo Vila, and members of Vila’s campaign committee were indicted in March 2008 on charges that included wire fraud and conspiracy and re-indicted in August 2008 on five more charges. The outgoing governor denied any misuse of public funds, and the GDB has offered assurances that financial obligations would be honored.
     The new governor has announced plans to cut agency budgets, reduce government payroll and file legislation that would provide a framework for more private investment in the Commonwealth’s infrastructure projects, according to the Bond Buyer, a daily newspaper focused on the municipal bond industry. Additionally, at year-end, Puerto Rican officials were seeking to be included in the federal economic stimulus package that is anticipated in the first quarter of 2009.
2. An ARS is a long-term municipal security with an interest rate that resets at a specific frequency (typically 7 to 35 days) through an auction process. Many municipal auctions failed early in this reporting period when bidders were in short supply.
3. The governor’s term began January 2, 2009.
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FUND PERFORMANCE DISCUSSION
     Late in this reporting period, the Fund invested in government appropriation bonds issued by the Commonwealth. The bonds have a mandatory “put” in 2012 and are secured by a letter of credit from the GDB. Investors should benefit over the next few years because the “put” gives the bond a short effective maturity, the letter of credit renders this security investment grade, and declining prices in the municipal bond market have pushed the yield up to levels largely associated with high-yield bonds.
     While many sectors included bonds that provided the Fund with positive contributions to total return, the overall performance for muni bonds in general and for our Fund in particular was disappointing in this reporting period. The ratings for many bond insurers were downgraded based on the insurers’ exposure to sub-prime mortgages and other risky, non-muni lines of business, and this created sustained pricing pressure on most insured bonds. As reported in the December 2007 report for this Fund, our in-house credit research team re-evaluated holdings that were insured by ACA Financial Guaranty Corporation after that insurer lost its investment-grade status. The team assigned internal ratings to these bonds (similar to what’s done for non-rated issues) and used the new ratings in lieu of the insurer’s downgraded rating. Because having insurance, even from a troubled insurer, doesn’t undermine the inherent quality of the asset being insured, we believe our use of internal ratings provided investors with a clearer picture of the actual credit quality of the bonds in our portfolio.
     The Fund’s underperformance can also be attributed, in part, to its sizable holdings in bonds backed by proceeds from the tobacco Master Settlement Agreement (the MSA), the national litigation settlement with U.S. tobacco manufacturers. At the end of this reporting period, MSA-backed tobacco bonds accounted for nearly 19% of Fund investments and comprised the Fund’s largest sector.4 As noted earlier, the prices of all bonds with lower credit ratings were adversely affected by credit spread widening, and this was especially true of tobacco bonds. Fitch Ratings upgraded the ratings of nearly 240 MSA-backed bonds to BBB-plus early in this reporting period, but the market for these bonds did not improve. Rather, S&P’s decision to lower its assessment of 11 tobacco bonds to negative watch, from
4. Investments in “tobacco bonds,” which are backed by the proceeds a state or territory receives from the 1998 national litigation settlement with tobacco manufacturers, may be vulnerable to economic and/or legislative events that affect issuers in a particular municipal market sector. Annual payments by MSA-participating manufacturers, for example, hinge on many factors, including annual domestic cigarette shipments, inflation and the relative market share of non-participating manufacturers (NPMs). While consumption has largely been in line with the assumptions used to structure MSA-backed bonds, future MSA payments could be reduced if consumption were to fall more rapidly than originally forecast.
18 | LIMITED TERM NEW YORK MUNICIPAL FUND

negative outlook, in April 2008 seemed to make a greater impression on many investors. The carefully researched MSA-backed bonds this Fund owns, we believe, remain fundamentally sound despite the price volatility, which we see as related primarily to widening credit spreads, increased supply and other technical market factors.
     Lawsuits related to the use of cigarettes and tobacco continue to appear on court dockets. While the rulings and verdicts often lead to brief spurts of media attention, we continue to believe that these cases should continue to have minimal impact on the attractiveness of “tobacco bonds.”
     Some recent decisions, we believe, have resolved challenges in favorable ways. For example, a federal appeals court panel reversed a 2006 decision when it ruled in April that smokers of “light” cigarettes should not be granted class-action status. Also this reporting period, the U.S. District Court for the Southern District of New York dismissed the long-standing Freedom Holdings case. The original lawsuit had been filed in 2002 by two importers of foreign cigarettes who asserted that the MSA and New York State legislation related to the MSA had impaired their ability to compete in the U.S. tobacco market.5 Many viewed this case as the most significant threat to the MSA.
     Two tobacco-related cases went to the U.S. Supreme Court during this reporting period. In December 2008, the Court ruled that smokers in the state of Maine can sue Philip Morris on charges that it violated the state’s unfair trade practices statute because its “light” cigarettes are as harmful as its regular cigarettes. During the second half of this reporting period, the Supreme Court also heard arguments—for the third time—in a long-running dispute between Philip Morris and the family of a deceased smoker in Oregon. The Supreme Court has vacated the Oregon decision twice and the Oregon Supreme Court has defied the remand orders twice. As of December 31, 2008, the Supreme Court had not issued a new decision.
     We remain confident that MSA-backed bonds will continue to generate high levels of tax-free income. As in many other reporting periods, interest payments and scheduled payments of principal on the tobacco bonds this Fund held in 2008 were all made in a timely manner. The holdings provided significant yield advantages this reporting period, and we believe they will continue to do so for years to come.
5. In the written order released on January 12, 2009, Judge Alvin K. Hellerstein dismissed the Freedom Holdings complaint on grounds that the plaintiffs failed to show that the MSA and associated legislation restrained the ability of manufacturers who are not participants in the MSA to compete; that the Commerce Clause of the U.S. Constitution had been violated; and that their business or property had suffered injury, actual or threatened.
19 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
     The Fund remained invested in securities in the multifamily and single-family sectors this reporting period; these sectors represented 6.3% and 2.6% of the Fund’s market value, respectively, as of December 31, 2008. The overall credit quality of these investments has been steady throughout this reporting period, despite the financial headaches related to sub-prime mortgages and other esoteric financing arrangements. Shareholders should note that the Fund does not invest in the securities created from pools of sub-prime mortgages nor in collateralized debt obligations (CDOs) and thus has no exposure to these credits. Prices of single-family and multifamily housing bonds continued to fall this reporting period, consistent with a stagnating housing market throughout much of the nation.
     During this reporting period, the Fund continued to find buying opportunities in the electric utilities sector (6.6% of the Fund’s invested assets). The overall fundamentals appeared to be stable this reporting period, but widening credit spreads have been detrimental to this sector, causing prices to decline. Our holdings in this sector consist of securities in the mid-range of the credit spectrum as well as some insured bonds. The Rochester investment team believes we have found significant shareholder value this reporting period to add to the Fund’s diverse portfolio in this sector.
     The Fund uses a dollar-weighted approach to measuring the average maturity of its securities. While the average effective maturity of the Fund’s portfolio is generally limited to 5 years or less, the maturity of the portfolio might not meet that target at all times. Because of market events and interest rate changes, the average effective maturity at the end of this reporting period was more than 5 years. As usual, the Fund held securities with stated and effective maturities of more and less than 5 years. It also delivered higher levels of tax-free income with considerably less share-price volatility than many longer-term funds this reporting period.
     Our approach to municipal bond investing is flexible and responsive to market conditions; our strategies are intended to balance many different types of risk to reduce overall portfolio risk. Shareholders should note that market conditions during this reporting period did not affect the Fund’s overall investment strategies or cause it to pay any capital gain distributions. In closing, we believe that the Fund’s structure and composition as well as our time-tested strategies will continue to benefit long-term investors through interest rate and economic cycles.
Comparing the Fund’s Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until December 31, 2008. In the case of Class A, Class B and Class C shares, performance is measured over a period of 10 fiscal years. The Fund’s performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred
20 | LIMITED TERM NEW YORK MUNICIPAL FUND

sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.
     The Fund’s performance is compared to the performance of that of the Barclays Capital (formerly the Lehman Brothers) Municipal Bond Index, the Merrill Lynch Municipal Index (3-7 Years) and the Consumer Price Index. The Barclays Capital Municipal Bond Index is an unmanaged index of a broad range of investment-grade municipal bonds. The Merrill Lynch Municipal Index (3-7 Years) consists of municipal bonds having remaining maturities of between 3 and 7 years. The Consumer Price Index is a non-securities index that measures changes in the inflation rate. Performance of the securities indices includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. The Fund’s performance reflects the effects of the Fund’s business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments in the indices.
21 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
22 | LIMITED TERM NEW YORK MUNICIPAL FUND

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 3.50%; for Class B shares, the contingent deferred sales charge of 4% (1-year) and 1% (5-year); and for Class C shares, the contingent 1% deferred sales charge for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, 10-year returns for Class B shares uses Class A performance for the period after conversion. See page 25 for further information.
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FUND PERFORMANCE DISCUSSION
Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 3.50%; for Class B shares, the contingent deferred sales charge of 4% (1-year) and 1% (5-year); and for Class C shares, the contingent 1% deferred sales charge for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, 10-year returns for Class B shares uses Class A performance for the period after conversion. See page 25 for further information.
24 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES
Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 9/18/91. Unless otherwise noted, the Class A returns includes current maximum initial sales charge of 3.50%.
Class B shares of the Fund were first publicly offered on 5/1/97. Unless otherwise noted, the Class B returns include the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 5/1/97. Unless otherwise noted, the Class C returns include the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
25 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2008.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the
26 | LIMITED TERM NEW YORK MUNICIPAL FUND

Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	July 1, 2008	December 31, 2008	December 31, 2008

Class A	$1,000.00	$897.00	$4.64
Class B	1,000.00	893.30	8.66
Class C	1,000.00	893.20	8.32

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,020.26	4.94
Class B	1,000.00	1,016.04	9.21
Class C	1,000.00	1,016.39	8.86
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended December 31, 2008 are as follows:

Class	Expense Ratios

Class A	0.97%
Class B	1.81
Class C	1.74
The expense ratios reflect reduction to custodian expenses. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
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STATEMENT OF INVESTMENTS December 31, 2008

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

Municipal Bonds and Notes—103.4%
New York—82.2%
$20,000	Albany County, NY Airport Authority[1]	5.125%	12/15/2019		12/15/2019		$18,562
1,500,000	Albany County, NY IDA (Albany College of Pharmacy)[1]	5.250	12/01/2019		12/01/2019		1,182,495
5,000	Albany, NY GO1	7.000	01/15/2010		07/01/2009	A	5,022
205,000	Albany, NY Hsg. Authority[1]	6.250	10/01/2012	[2]	04/01/2009	A	205,441
200,000	Albany, NY Hsg. Authority (Lark Drive)	5.200	12/01/2013		01/05/2012	B	202,632
150,000	Albany, NY Hsg. Authority (Lark Drive)	5.400	12/01/2018		01/08/2017	C	146,066
1,365,000	Albany, NY IDA (Brighter Choice Charter School)[1]	4.500	04/01/2018		04/11/2017	C	1,031,735
5,335,000	Albany, NY IDA (Charitable Leadership)[1]	5.500	07/01/2011		07/13/2010	C	5,193,996
8,810,000	Albany, NY IDA (Charitable Leadership)[1]	6.000	07/01/2019	[2]	04/20/2016	C	7,183,498
2,660,000	Albany, NY IDA (Daughters of Sarah Nursing Home)[1]	5.250	10/20/2021		11/24/2017	C	2,637,789
1,260,000	Albany, NY IDA (H. Johnson Office Park)[1]	5.750	03/01/2018		07/16/2014	C	1,103,193
3,000,000	Albany, NY IDA (St. Peter’s Hospital)[1]	5.750	11/15/2022		12/16/2020	C	2,463,030
100,000	Albany, NY Municipal Water Finance Authority[1]	5.000	12/01/2011		06/01/2009	A	100,184
1,935,000	Albany, NY Municipal Water Finance Authority[1]	5.250	12/01/2017		06/01/2009	A	1,939,005
200,000	Albany, NY Municipal Water Finance Authority[1]	5.250	12/01/2019		06/01/2009	A	200,318
2,915,000	Albany, NY Municipal Water Finance Authority[1]	5.250	12/01/2020		06/01/2009	A	2,920,160
440,000	Albany, NY Municipal Water Finance Authority[1]	5.250	12/01/2021		06/01/2009	A	440,779
3,235,000	Albany, NY Municipal Water Finance Authority[1]	5.250	12/01/2022		06/01/2009	A	3,235,259
2,590,000	Albany, NY Municipal Water Finance Authority[1]	5.250	12/01/2023		06/24/2022	C	2,573,994
2,010,000	Albany, NY Parking Authority[1]	5.625	07/15/2020	[2]	06/19/2017	C	1,962,182
445,000	Albany, NY Parking Authority[1]	5.625	07/15/2025	[2]	11/23/2023	C	408,621
140,000	Allegany County, NY IDA (Houghton College)[1]	5.000	01/15/2010		07/15/2009	A	140,844
4,380,000	Allegany County, NY IDA (Houghton College)[1]	5.250	01/15/2018		07/03/2014	C	4,336,769
490,000	Amherst, NY IDA (Faculty-Student Assoc. of SUNY at Buffalo)[1]	5.750	04/01/2016		04/01/2016		444,298
720,000	Amherst, NY IDA (Faculty-Student Assoc. of SUNY at Buffalo)[1]	5.750	04/01/2017	[2]	04/01/2017		635,126
810,000	Bethlehem, NY Water System[1]	5.250	03/01/2018		03/01/2018		795,047
F1 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$905,000	Bethlehem, NY Water System[1]	5.375%	03/01/2020		03/01/2020		$866,746
500,000	Bethlehem, NY Water System[1]	5.500	03/01/2022		03/01/2022		472,375
555,000	Brookhaven, NY IDA (Alternatives for Children)[1]	7.000	02/01/2013		03/22/2011	C	509,618
795,000	Brookhaven, NY IDA (Dowling College)[1]	6.500	11/01/2012		11/01/2012		745,869
860,000	Brookhaven, NY IDA (Enecon Corp.)[1]	5.800	11/01/2018		10/15/2014	C	654,666
645,000	Broome County, NY COP[1]	5.250	04/01/2022	[2]	04/01/2009	A	645,135
10,000	Broome County, NY GO1	5.400	04/15/2011		04/01/2009	A	10,097
830,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)[1]	5.250	11/01/2015		12/14/2013	C	675,919
320,000	Cattaraugus County, NY IDA (Olean General Hospital)[1]	5.250	08/01/2023		07/03/2019	C	294,915
50,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.000	09/15/2013		09/15/2013		45,959
4,040,000	Cayuga County, NY COP (Auburn Memorial Hospital)[1]	6.000	01/01/2021		08/02/2015	C	3,717,164
1,010,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.000	07/01/2012		01/08/2011	C	959,510
1,075,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.250	07/01/2016		01/11/2015	C	973,843
3,795,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.500	07/01/2024		06/07/2021	C	3,279,297
18,160,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.750	07/01/2040		05/28/2034	C	14,602,274
2,415,000	Clarence, NY IDA (Bristol Village)[1]	6.000	01/20/2044		08/12/2032	C	2,400,534
45,000	Clifton Park, NY Water Authority[1]	5.000	10/01/2029		08/24/2025	C	41,038
4,435,000	Cortland County, NY IDA (Cortland Memorial Hospital)[1]	5.625	07/01/2024	[2]	08/23/2019	C	3,728,726
50,000	Cortland, NY GO1	5.625	05/01/2010		05/01/2009	A	50,632
10,000	Deerfield, NY GO	5.250	06/15/2009		06/15/2009		10,110
10,000	Deerfield, NY GO	5.250	06/15/2010		06/15/2010		10,274
10,000	Deerfield, NY GO	5.250	06/15/2011		06/15/2011		10,327
10,000	Deerfield, NY GO	5.250	06/15/2012		06/15/2012		10,315
10,000	Deerfield, NY GO	5.250	06/15/2013		06/15/2013		10,336
10,000	Deerfield, NY GO	5.500	06/15/2014		06/15/2014		10,427
10,000	Deerfield, NY GO	5.500	06/15/2015		06/15/2015		10,393
10,000	Deerfield, NY GO	5.500	06/15/2016		06/15/2016		10,357
10,000	Deerfield, NY GO	5.500	06/15/2017		06/15/2016	A	10,296
10,000	Deerfield, NY GO	5.500	06/15/2018		06/15/2016	A	10,155
15,000	Deerfield, NY GO	5.500	06/15/2019		06/15/2016	A	15,086
15,000	Deerfield, NY GO	5.500	06/15/2020		06/15/2020		14,918
280,000	Dutchess County, NY IDA (IBM Corp.)[1]	5.450	12/01/2029		12/01/2009	A	285,382
F2 | LIMITED TERM NEW YORK MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$5,205,000	Dutchess County, NY IDA (Marist College)[1]	5.150%	07/01/2017		07/01/2013	A	$5,280,681
25,000	East Hampton, NY Town GO1	5.000	04/15/2018		04/15/2009	A	25,166
8,300,000	East Rochester, NY Hsg. Authority (St. John’s Meadows)[1]	5.000	08/15/2027		04/17/2022	C	7,488,177
4,095,000	East Rochester, NY Hsg. Authority (St. John’s Meadows)[1]	5.950	08/01/2027		08/03/2020	C	3,516,786
4,020,000	East Rochester, NY Hsg. Authority (WoodlandVillage)[1]	5.150	08/01/2016	[2]	05/02/2013	C	3,266,773
210,000	East Syracuse, NY Hsg. Authority (Bennett Manor Associates)[1]	6.700	04/01/2021		04/01/2010	A	216,346
1,300,000	Erie County, NY IDA (Buffalo City School District)[1]	5.750	05/01/2025		05/01/2014	A	1,327,183
6,500,000	Erie County, NY IDA (Buffalo City School District)[1]	5.750	05/01/2026		05/01/2014	A	6,615,700
1,320,000	Erie County, NY IDA (Medaille College)[1]	6.875	10/01/2013		03/17/2011	C	1,245,433
205,000	Erie County, NY IDA (Medaille College)	7.250	11/01/2010		11/19/2009	C	204,434
29,615,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2031		03/22/2017	C	18,895,258
9,750,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2038		08/15/2020	C	5,944,770
1,635,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.750	07/15/2013		07/15/2010	D	1,761,206
6,865,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	6.000	07/15/2020		07/15/2010	D	7,420,928
250,000	Essex County, NY IDA (International Paper Company)[1]	6.450	11/15/2023		11/15/2023		170,738
690,000	Essex County, NY IDA (North Country Community College Foundation)[1]	4.600	06/01/2015		12/25/2013	C	582,457
540,000	Franklin County, NY IDA (North Country Community College Foundation)[1]	4.600	06/01/2015		12/24/2013	C	455,836
50,000	Gloversville, NY GO1	5.800	03/15/2015		03/15/2009	A	50,616
500,000	Hamilton County, NY IDA (Adirondack Historical Assoc.)[1]	5.250	11/01/2018		11/01/2010	A	502,700
75,000	Hempstead Village, NY GO1	5.000	09/15/2017		09/15/2016	A	77,016
500,000	Hempstead Village, NY GO1	5.000	07/01/2018		07/01/2014	A	505,025
75,000	Hempstead Village, NY GO1	5.000	09/15/2018		09/15/2016	A	75,841
1,195,000	Hempstead Village, NY GO1	5.000	07/01/2019		07/01/2019		1,190,662
75,000	Hempstead Village, NY GO1	5.000	09/15/2019		09/15/2019		74,504
75,000	Hempstead Village, NY GO1	5.000	09/15/2020		09/15/2020		73,229
75,000	Hempstead Village, NY GO1	5.000	09/15/2021		09/15/2016	C	72,029
75,000	Hempstead Village, NY GO1	5.000	09/15/2022		09/15/2022		70,687
75,000	Hempstead Village, NY GO1	5.000	09/15/2023		09/15/2023		69,736
1,700,000	Hempstead, NY IDA (Adelphi University)[1]	5.750	06/01/2022	[2]	06/01/2012	A	1,723,052
F3 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$1,350,000	Hempstead, NY IDA (Hofstra University)[1]	5.800%	07/01/2015		07/01/2009	A	$1,374,584
2,740,000	Hempstead, NY IDA (Lynbrook Facilities)[1]	6.000	11/01/2017		08/10/2013	C	2,132,624
350,000	Hempstead, NY IDA (Peninsula Counseling Center)[1]	5.500	11/01/2010		11/01/2009	C	329,252
900,000	Hempstead, NY IDA (Peninsula Counseling Center)[1]	5.500	11/01/2011		11/01/2011		821,556
620,000	Hempstead, NY IDA (Peninsula Counseling Center)[1]	5.750	11/01/2018		09/03/2015	C	467,678
60,000	Herkimer County, NY GO1	5.000	09/15/2012		03/15/2009	A	64,631
40,000	Herkimer County, NY GO1	5.000	09/15/2012		03/15/2009	A	40,241
255,000	Herkimer County, NY IDA (Herkimer County College Foundation)[1]	5.850	11/01/2010		11/15/2009	C	253,126
1,025,000	Herkimer, NY Hsg. Authority[1]	7.150	03/01/2011		03/01/2009	A	1,028,495
250,000	Hudson, NY IDA (Hudson Fabrics)	6.000	11/01/2012		10/10/2010	C	221,230
3,190,000	Islip, NY IDA (United Cerebral Palsy Assoc.)[1]	5.500	12/01/2016		01/17/2013	C	2,493,464
375,000	Islip, NY IDA (United Cerebral Palsy Assoc.)[1]	5.500	12/01/2016		01/17/2013	C	293,119
10,000	Islip, NY Res Rec, Series D1	6.500	07/01/2009		07/01/2009		10,049
2,990,000	Islip, NY Res Rec, Series E1	5.625	07/01/2017		07/13/2016	C	2,961,206
1,175,000	Islip, NY Res Rec, Series E1	5.750	07/01/2019		07/01/2019		1,132,442
250,000	Jamestown, NY GO1	5.000	08/01/2024		08/01/2014	A	251,173
250,000	Jamestown, NY GO1	5.000	08/01/2025		08/01/2014	A	250,640
975,000	Jamestown, NY Hsg. Authority[1]	6.125	07/01/2010		09/27/2009	C	949,104
1,000,000	Kenmore, NY Hsg. Authority (SUNY at Buffalo)[1]	5.500	08/01/2024		01/23/2023	C	830,360
2,210,000	Livingston County, NY IDA (Nicholas H. Noyes Memorial Hospital)[1]	5.875	07/01/2022		05/25/2019	C	1,550,426
1,010,000	Livingston County, NY IDA (Nicholas H. Noyes Memorial Hospital)[1]	6.000	07/01/2030		04/22/2027	C	637,916
70,000	Livonia, NY GO1	5.000	06/15/2020		06/15/2017	A	71,376
75,000	Livonia, NY GO1	5.000	06/15/2021		06/15/2017	A	75,657
80,000	Livonia, NY GO1	5.000	06/15/2022		06/15/2022		79,395
85,000	Livonia, NY GO1	5.000	06/15/2023		06/15/2023		83,421
90,000	Livonia, NY GO1	5.000	06/15/2024		06/15/2024		87,275
75,000	Livonia, NY GO1	5.000	06/15/2025		06/15/2025		72,189
2,065,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000	06/01/2022		08/11/2019	C	1,694,415
2,260,000	Madison County, NY IDA (Oneida Healthcare Center)[1]	5.500	02/01/2016		09/27/2013	C	2,208,540
115,000	Medina, NY Hsg. Corp.	8.250	08/15/2011	[2]	09/03/2010	C	112,940
2,050,000	Monroe County, NY COP[1]	8.050	01/01/2011	[2]	01/14/2010	C	1,961,707
F4 | LIMITED TERM NEW YORK MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$5,000	Monroe County, NY GO1	5.000%	06/01/2017		06/01/2009	A	$5,016
45,000	Monroe County, NY GO1	5.350	03/01/2012		03/01/2009	A	45,106
930,000	Monroe County, NY IDA (Canal Ponds)[1]	7.000	06/15/2013	[2]	06/15/2009	A	939,198
640,000	Monroe County, NY IDA (DePaul Community Facilities)[1]	6.450	02/01/2014	[2]	02/01/2009	A	642,342
2,570,000	Monroe County, NY IDA (DePaul Community Facilities)[1]	6.500	02/01/2024	[2]	02/01/2009	A	2,571,722
580,000	Monroe County, NY IDA (Highland Hospital of Rochester)[1]	5.000	08/01/2012		08/01/2012		560,483
75,000	Monroe County, NY IDA (Nazareth College of Rochester)[1]	5.250	10/01/2021		02/01/2018	C	73,358
25,000	Monroe County, NY IDA (Rochester Institute of Technology)[1]	5.000	04/01/2010		04/01/2010		24,597
310,000	Monroe County, NY IDA (Summit at Brighton)[1]	5.000	07/01/2016		10/26/2012	C	236,087
1,860,000	Monroe County, NY IDA (West End Business Center)[1]	5.125	12/01/2014		05/29/2011	C	1,529,069
45,000	Monroe County, NY Water Authority[1]	5.250	08/01/2011		02/01/2009	A	45,121
285,000	Monroe, NY Newpower Corp.[1]	4.500	01/01/2011		10/01/2010	C	273,010
155,000	Monroe, NY Newpower Corp.[1]	4.700	01/01/2012		10/01/2011	C	144,610
410,000	Monroe, NY Newpower Corp.[1]	4.800	01/01/2013		10/01/2012	C	380,439
7,800,000	Monroe, NY Newpower Corp.[1]	6.375	01/01/2024		07/30/2020	C	6,197,334
280,000	Mount Vernon, NY IDA (Kings Court)[1]	5.125	12/01/2023		01/21/2022	C	243,566
975,000	Mount Vernon, NY IDA (Macedonia Towers)[1]	5.125	12/01/2023		01/18/2022	C	839,768
100,000	Mount Vernon, NY IDA (Meadowview)	6.000	06/01/2009		06/01/2009		99,179
4,995,000	Mount Vernon, NY IDA (Section 8), Series A1	5.250	12/01/2014	[2]	06/01/2009	A	5,096,548
50,000	Municipal Assistance Corp. for Troy, NY1	5.000	01/15/2016		07/15/2009	A	50,111
300,000	Nassau County, NY Bridge Authority[1]	5.250	10/01/2026		12/15/2023	C	291,543
305,000	Nassau County, NY IDA (ACDS)	5.950	11/01/2022		09/14/2016	C	224,962
565,000	Nassau County, NY IDA (ACDS)[1]	6.000	12/01/2019		04/02/2017	C	432,140
405,000	Nassau County, NY IDA (ALIA-ACDS)[1]	7.000	10/01/2016		09/16/2013	C	350,702
525,000	Nassau County, NY IDA (ALIA-ACLD)[1]	5.750	09/01/2011		06/03/2010	C	485,105
600,000	Nassau County, NY IDA (ALIA-CMA)[1]	7.000	10/01/2016		09/07/2013	C	519,558
465,000	Nassau County, NY IDA (ALIA-CRR)[1]	7.000	10/01/2016		09/06/2013	C	402,657
100,000	Nassau County, NY IDA (ALIA-FREE)	7.000	10/01/2016		09/25/2013	C	86,593
420,000	Nassau County, NY IDA (ALIA-HKSB)[1]	7.000	10/01/2016		09/09/2013	C	363,691
1,930,000	Nassau County, NY IDA (CSMR)[1]	5.950	11/01/2022		09/14/2016	C	1,423,529
1,615,000	Nassau County, NY IDA (CSMR)[1]	6.000	12/01/2019		12/27/2016	C	1,235,233
230,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)	5.950	11/01/2022		08/23/2016	C	169,643
F5 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$685,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)[1]	6.000%	12/01/2019		11/17/2016	C	$522,771
310,000	Nassau County, NY IDA (Hispanic Counseling Center)[1]	6.000	11/01/2017		08/21/2013	C	248,047
250,000	Nassau County, NY IDA (Life’s WORCA)	5.950	11/01/2022		09/04/2016	C	184,395
500,000	Nassau County, NY IDA (PLUS Group Home)[1]	6.150	11/01/2022		09/23/2016	C	370,025
380,000	Nassau County, NY IDA (United Cerebral Palsy)[1]	5.750	11/01/2009		02/06/2009	C	370,580
120,000	Nassau County, NY IDA (United Veteran’s Beacon House)	6.000	11/01/2017		08/08/2013	C	96,018
460,000	Nassau County, NY IDA (WORCA)[1]	6.000	12/01/2019		12/23/2016	C	351,058
130,000	Nassau County, NY IDA, Series C	6.000	12/01/2019		12/22/2016	C	99,212
80,000	Nassau County, NY Interim Finance Authority[1]	5.375	11/15/2012		05/15/2009	A	80,211
35,000	Nassau County, NY Interim Finance Authority[1]	5.375	11/15/2013		05/15/2009	A	35,092
21,000,000	Nassau County, NY Tobacco Settlement Corp.[1]	0.000[3]	06/01/2026		12/03/2017	C	16,529,520
225,000	Nassau, NY IDA (EBS North Hills LLC)[1]	7.000	11/01/2013		01/03/2011	C	251,244
140,000	Nassau, NY IDA (EBS North Hills LLC)	7.000	11/01/2013		01/08/2011	C	156,383
155,000	Nassau, NY IDA (EBS North Hills LLC)	7.000	11/01/2013		01/03/2011	C	172,710
155,000	Nassau, NY IDA (EBS North Hills LLC)	7.000	11/01/2013		01/03/2011	C	172,710
6,855,000	New Rochelle, NY IDA (College of New Rochelle)[1]	5.500	07/01/2019		09/15/2015	C	6,745,114
15,000	New Windsor, NY GO1	5.300	05/01/2010		05/01/2009	A	15,183
1,240,000	Newburgh, NY IDA (Bourne & Kenney Redevel. Company)[1]	5.650	08/01/2020	[2]	08/01/2009	A	1,244,588
1,000,000	Newburgh, NY IDA (Bourne & Kenney Redevel. Company)[1]	5.750	02/01/2032		03/15/2027	C	893,410
150,000	Niagara County, NY IDA (American Ref-Fuel Company)[1]	5.550	11/15/2024		11/15/2015	E	124,185
13,150,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)[1]	5.500	11/01/2035		01/03/2025	C	7,542,577
1,270,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750	06/01/2018		04/03/2016	C	1,031,812
7,750,000	Niagara County, NY IDA (Solid Waste Disposal)[1]	5.450	11/15/2025		11/15/2012	E	6,876,498
9,460,000	Niagara County, NY IDA (Solid Waste Disposal)[1]	5.550	11/15/2024		11/15/2024		8,175,616
12,450,000	Niagara County, NY IDA (Solid Waste Disposal)[1]	5.625	11/15/2024		11/15/2014	E	10,460,864
170,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	5.375	05/15/2018		05/15/2009	C	136,496
F6 | LIMITED TERM NEW YORK MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$175,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	5.500%	05/15/2019		05/15/2011	F	$144,783
90,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	5.500	05/15/2020		05/15/2012	F	73,334
1,175,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	5.875	05/15/2022		05/15/2015	C	968,482
1,105,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250	05/15/2034		08/14/2023	C	866,132
945,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250	05/15/2040		06/04/2028	C	709,062
11,995,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.750	05/15/2029	[2]	07/19/2018	C	10,269,279
1,000,000	Niagara Falls, NY Public Water Authority[1]	5.500	07/15/2034		08/26/2032	C	995,760
180,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.000	04/01/2013		05/06/2011	C	175,241
8,320,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.625	04/01/2029	[2]	03/13/2025	C	6,883,552
210,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.750	04/01/2019		10/28/2017	C	199,000
580,000	North Babylon, NY Volunteer Fire Company[1]	5.750	08/01/2022		12/23/2016	C	569,102
25,000	North Elba, NY GO1	5.400	06/01/2009		06/01/2009		25,427
25,000	North Hempstead, NY GO1	5.375	05/15/2016		05/15/2009	A	25,312
905,000	NY Capital District Youth Center[1]	6.000	02/01/2017		02/01/2009	A	906,539
850,000	NY Carnegie Redevel. Corp.[4]	6.500	09/01/2011		11/17/2009	C	771,860
65,000	NY Counties Tobacco Trust I1	5.875	06/01/2014		06/01/2014		59,686
4,670,000	NY Counties Tobacco Trust I1	6.300	06/01/2019	[2]	06/01/2010	C	4,118,566
4,360,000	NY Counties Tobacco Trust I1	6.500	06/01/2035		06/14/2025	C	3,522,444
3,295,000	NY Counties Tobacco Trust I1	6.625	06/01/2042	[2]	06/03/2030	C	2,596,559
18,875,000	NY Counties Tobacco Trust II (TASC)[1]	5.250	06/01/2025		12/17/2011	C	14,532,429
150,000	NY Counties Tobacco Trust II (TASC)[1]	5.500	06/01/2011		06/01/2011		143,010
865,000	NY Counties Tobacco Trust II (TASC)[1]	5.625	06/01/2035		06/04/2018	C	611,330
1,055,000	NY Counties Tobacco Trust II (TASC)[1]	5.750	06/01/2013		06/01/2013		980,570
1,925,000	NY Counties Tobacco Trust II (TASC)[1]	5.750	06/01/2014		06/01/2014		1,755,485
750,000	NY Counties Tobacco Trust II (TASC)[1]	5.750	06/01/2043		09/02/2025	C	517,793
2,120,000	NY Counties Tobacco Trust II (TASC)[1]	6.000	06/01/2015		06/01/2015		1,925,935
2,330,000	NY Counties Tobacco Trust II (TASC)[1]	6.000	06/01/2016		06/01/2016		2,079,944
7,855,000	NY Counties Tobacco Trust III[1]	5.000	06/01/2027		11/19/2009	C	7,138,388
4,980,000	NY Counties Tobacco Trust III[1]	5.750	06/01/2033		09/26/2012	C	3,680,120
16,575,000	NY Counties Tobacco Trust III[1]	6.000	06/01/2043		04/03/2018	C	11,900,353
F7 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$4,020,000	NY Counties Tobacco Trust IV1	4.250%	06/01/2021		03/14/2012	C	$3,512,957
38,400,000	NY Counties Tobacco Trust IV (TASC)[1]	0.000[3]	06/01/2041		08/03/2019	C	38,966,016
4,520,000	NY Counties Tobacco Trust IV (TASC)[1]	4.750	06/01/2026		10/12/2009	C	3,235,416
38,400,000	NY Counties Tobacco Trust IV (TASC)[1]	6.650[5]	06/01/2041		07/02/2019	C	3,838,080
500,000	NY Grand Central BID (Grand Central District Management)[1]	5.000	01/01/2022		01/01/2014	A	506,615
25,000	NY MTA Commuter Facilities (Grand Central Terminal)[1]	5.400	07/01/2011		07/01/2009	A	25,045
85,000	NY MTA Commuter Facilities (Grand Central Terminal)[1]	5.500	07/01/2012		07/01/2009	A	85,156
25,000	NY MTA Commuter Facilities, Series 7[1]	5.625	07/01/2016	[2]	07/01/2009	D	26,412
5,000	NY MTA Commuter Facilities, Series B1	5.000	07/01/2017		07/01/2009	D	5,062
50,000	NY MTA Commuter Facilities, Series B1	5.125	07/01/2024		07/01/2009	A	50,610
5,000	NY MTA Commuter Facilities, Series D1	5.000	07/01/2016		07/01/2009	A	5,372
61,500,000	NY MTA Service Contract, Series A1	5.125	01/01/2029		07/20/2027	C	55,946,550
35,350,000	NY MTA Service Contract, Series A1	5.750	07/01/2031		07/01/2031		34,608,004
33,290,000	NY MTA Service Contract, Series B1	5.250	01/01/2031		01/25/2029	C	30,566,212
56,800,000	NY MTA, Series A1	5.000	11/15/2025		11/26/2024	C	52,931,352
540,000	NY MTA, Series A1	5.000	11/15/2026		11/15/2026		498,506
11,425,000	NY MTA, Series A1	5.125	11/15/2031		02/28/2030	C	10,241,256
50,000	NY MTA, Series E1	5.500	11/15/2021		11/15/2012	A	50,067
50,000	NY New Hartford-Sunset Wood Funding Corp.[1]	5.950	08/01/2027		09/03/2021	C	49,554
4,355,000	NY Newark-Wayne Community Hospital[1]	5.875	01/15/2033		08/07/2019	C	4,211,895
1,215,000	NY Newark-Wayne Community Hospital[1]	7.600	09/01/2015		12/16/2012	C	1,119,185
50,000	NY Oneida Healthcare Corp. (Oneida Health Systems)[1]	5.300	02/01/2021		03/11/2019	C	42,005
3,895,000	NY Oneida Healthcare Corp. (Oneida Health Systems)[1]	5.500	02/01/2016	[2]	09/28/2013	C	3,715,051
5,000,000	NY Seneca Nation Indians Capital Improvements[1]	5.250	12/01/2016		06/14/2015	C	3,623,400
70,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.000	06/01/2011		06/01/2009	A	70,020
2,220,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.250	06/01/2021		06/01/2021		2,135,662
8,250,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2015		06/01/2010	A	8,339,100
11,900,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2016		06/01/2009	A	12,004,125
5,020,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2017		06/01/2011	A	5,076,224
21,000,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2018		06/01/2012	A	21,193,830
F8 | LIMITED TERM NEW YORK MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

New York Continued
$20,500,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500%	06/01/2019	06/01/2013	A	$20,538,745
11,000,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2020	06/01/2020		10,953,360
18,395,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2021	06/01/2021		18,101,968
14,965,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2022	06/01/2013	A	14,576,808
40,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	01/01/2024	07/01/2009	A	40,084
275,000	NY TSASC, Inc. (TFABs)[1]	4.250	07/15/2010	07/15/2010		288,390
189,615,000	NY TSASC, Inc. (TFABs)[1]	4.750	06/01/2022	10/09/2011	C	139,274,114
91,000,000	NY TSASC, Inc. (TFABs)[1]	5.000	06/01/2026	06/28/2016	C	62,756,330
14,740,000	NY TSASC, Inc. (TFABs)[1]	5.000	06/01/2034	04/20/2020	C	9,195,107
430,000	NY TSASC, Inc. (TFABs)[1]	5.250	07/15/2011	07/15/2011		470,549
815,000	NY TSASC, Inc. (TFABs)[1]	5.500	07/15/2013	07/15/2012	A	915,905
45,000	NY United Nations Devel. Corp., Series A1	5.250	07/01/2012	07/01/2009	A	45,119
1,575,000	NY United Nations Devel. Corp., Series A1	5.250	07/01/2013	07/01/2009	A	1,579,158
1,500,000	NY United Nations Devel. Corp., Series A1	5.250	07/01/2014	07/01/2009	A	1,503,960
1,590,000	NY United Nations Devel. Corp., Series A1	5.250	07/01/2015	07/01/2009	A	1,594,198
10,000	NY United Nations Devel. Corp., Series A1	5.250	07/01/2016	07/01/2009	A	10,026
5,755,000	NY United Nations Devel. Corp., Series A1	5.250	07/01/2018	07/01/2009	A	5,767,028
6,530,000	NY United Nations Devel. Corp., Series A1	5.250	07/01/2019	07/01/2009	A	6,543,648
6,900,000	NY United Nations Devel. Corp., Series A1	5.250	07/01/2020	07/01/2009	A	6,900,000
2,970,000	NY United Nations Devel. Corp., Series A1	5.250	07/01/2021	07/01/2021		2,952,536
3,050,000	NY United Nations Devel. Corp., Series A1	5.250	07/01/2022	07/01/2022		2,983,693
2,185,000	NY United Nations Devel. Corp., Series A1	5.250	07/01/2023	07/01/2023		2,121,351
3,020,000	NY United Nations Devel. Corp., Series A1	5.250	07/01/2024	07/01/2024		2,906,901
100,000	NY United Nations Devel. Corp., Series A1	5.250	07/01/2025	07/01/2025		95,434
225,000	NY United Nations Devel. Corp., Series A1	5.250	07/01/2026	07/01/2026		212,690
180,000	NY Valley Health Devel. Corp.[1]	6.750	05/20/2022	05/20/2015	A	184,331
29,000,000	NYC GO6	5.000	06/01/2023	06/01/2015	A	28,124,235
10,000,000	NYC GO6	5.000	08/15/2023	02/15/2013	A	9,687,844
11,340,000	NYC GO6	5.000	12/01/2023	02/15/2013	A	10,971,450
10,000,000	NYC GO6	5.000	04/01/2030	10/01/2025	A	9,053,421
50,000	NYC GO1	0.000[3]	03/15/2029	03/30/2025	C	46,054
15,000	NYC GO	5.000	08/01/2015	02/01/2009	A	15,185
20,000	NYC GO1	5.000	08/15/2016	02/15/2009	A	20,246
90,000	NYC GO1	5.000	05/15/2018	05/15/2010	A	90,672
15,000	NYC GO1	5.000	08/01/2018	02/01/2010	A	15,084
50,000	NYC GO1	5.000	08/15/2018	08/15/2010	A	50,417
90,000	NYC GO1	5.000	08/15/2019	08/15/2010	A	90,390
F9 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

New York Continued
$425,000	NYC GO1	5.000%	08/01/2020	08/01/2014	A	$426,913
1,500,000	NYC GO1	5.000	08/01/2022	08/01/2015	A	1,464,255
10,000	NYC GO1	5.000	08/01/2022	02/22/2021	C	9,762
25,000	NYC GO1	5.000	08/01/2022	02/22/2021	C	24,286
55,000	NYC GO1	5.000	08/01/2022	08/21/2020	C	53,638
10,000	NYC GO1	5.000	08/01/2022	02/22/2021	C	9,752
1,000,000	NYC GO1	5.000	08/01/2022	08/01/2022		976,170
65,000	NYC GO1	5.000	08/01/2022	02/22/2021	C	63,451
110,000	NYC GO1	5.000	08/01/2022	02/20/2021	C	107,379
175,000	NYC GO1	5.000	08/15/2022	08/26/2021	C	170,770
40,000	NYC GO1	5.000	09/15/2022	09/15/2022		39,006
15,000	NYC GO1	5.000	05/15/2023	06/19/2021	C	14,534
125,000	NYC GO1	5.000	08/01/2023	01/13/2022	C	121,133
250,000	NYC GO1	5.000	08/01/2023	08/01/2023		242,265
615,000	NYC GO1	5.000	08/01/2023	08/01/2023		595,972
2,000,000	NYC GO1	5.000	01/01/2024	01/01/2024		1,928,420
90,000	NYC GO1	5.000	04/15/2024	04/27/2023	C	86,513
5,000,000	NYC GO1	5.000	08/01/2024	08/01/2024		4,801,550
5,000,000	NYC GO1	5.000	08/01/2024	08/01/2024		4,801,550
3,040,000	NYC GO1	5.000	08/01/2024	08/01/2024		2,919,342
5,000,000	NYC GO1	5.000	09/01/2024	09/01/2024		4,798,650
3,650,000	NYC GO1	5.000	12/01/2024	12/01/2024		3,496,737
1,000,000	NYC GO1	5.000	08/01/2025	08/01/2025		952,070
5,335,000	NYC GO1	5.000	09/01/2025	09/01/2025		5,077,800
1,000,000	NYC GO1	5.000	12/01/2025	12/01/2025		950,850
5,000,000	NYC GO1	5.000	04/01/2026	04/01/2026		4,718,000
8,760,000	NYC GO1	5.000	08/01/2026	02/01/2026	A	8,260,592
5,000,000	NYC GO1	5.000	08/01/2026	08/01/2026		4,714,950
4,520,000	NYC GO1	5.000	08/01/2026	08/01/2026		4,262,315
1,830,000	NYC GO1	5.000	11/01/2027	11/01/2027		1,709,129
495,000	NYC GO1	5.000	03/15/2029	03/30/2025	C	453,697
90,000	NYC GO1	5.000	03/15/2029	03/30/2025	C	81,887
10,000	NYC GO1	5.000	04/15/2029	05/21/2027	C	9,153
65,000	NYC GO1	5.125	08/01/2011	02/01/2009	A	65,807
15,000	NYC GO1	5.125	08/01/2018	02/01/2009	A	15,186
2,860,000	NYC GO1	5.125	08/01/2022	02/01/2022		2,826,281
5,000	NYC GO1	5.125	03/15/2025	03/15/2025		4,835
35,000	NYC GO1	5.125	08/01/2025	08/01/2025		34,020
505,000	NYC GO1	5.125	08/01/2025	06/26/2024	C	487,633
40,000	NYC GO1	5.125	08/01/2025	06/26/2024	C	38,414
25,000	NYC GO1	5.125	05/15/2029	06/03/2025	C	23,251
F10 | LIMITED TERM NEW YORK MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$75,000	NYC GO1	5.200%	08/01/2021		08/01/2010	A	$75,133
20,000	NYC GO1	5.200	08/01/2021		08/01/2010	A	20,032
50,000	NYC GO1	5.250	08/01/2011		02/01/2009	A	50,341
25,000	NYC GO1	5.250	05/01/2012		05/01/2009	A	25,224
5,000	NYC GO1	5.250	08/01/2012		02/01/2009	A	5,038
10,000	NYC GO1	5.250	08/15/2013		02/15/2009	A	10,142
5,000	NYC GO1	5.250	08/01/2014		02/01/2009	A	5,038
10,000	NYC GO1	5.250	08/01/2015		02/01/2009	A	10,075
175,000	NYC GO1	5.250	08/01/2016		02/01/2009	A	177,242
5,000	NYC GO1	5.250	08/01/2016		02/01/2009	A	5,063
55,000	NYC GO1	5.250	08/01/2019		02/01/2009	A	55,689
10,000	NYC GO1	5.250	05/01/2021		05/01/2009	A	10,022
5,000	NYC GO1	5.250	11/15/2021	[2]	11/15/2009	A	5,006
5,000	NYC GO1	5.250	01/15/2023		01/15/2013	A	5,644
20,000	NYC GO1	5.250	01/15/2023		01/15/2013	A	20,042
280,000	NYC GO1	5.250	08/15/2023		02/15/2023		278,317
1,000,000	NYC GO1	5.250	08/15/2024		08/15/2024		986,210
140,000	NYC GO	5.250	06/01/2027		04/23/2026	C	134,875
220,000	NYC GO1	5.250	01/15/2028		05/24/2027	C	211,545
180,000	NYC GO1	5.250	01/15/2033		03/01/2031	C	166,149
20,000	NYC GO1	5.300	08/01/2024		04/22/2024	C	19,834
70,000	NYC GO1	5.300	01/15/2026		01/27/2025	C	68,387
5,000	NYC GO1	5.375	08/01/2015		02/01/2009	A	5,063
5,000	NYC GO1	5.375	08/01/2017		08/01/2010	A	5,381
45,000	NYC GO1	5.375	08/01/2017		08/01/2010	A	47,531
10,000	NYC GO1	5.375	08/01/2019		08/01/2009	A	10,278
5,000	NYC GO1	5.375	08/01/2020		08/01/2011	A	5,056
50,000	NYC GO1	5.375	03/01/2027		09/04/2026	C	48,891
580,000	NYC GO1	5.375	08/01/2027		05/31/2026	C	566,324
110,000	NYC GO1	5.500	08/01/2022		08/01/2009	A	110,196
810,000	NYC GO1	5.500	06/01/2023		06/01/2013	A	817,784
1,630,000	NYC GO1	5.500	05/15/2024	[2]	05/15/2012	A	1,638,932
20,000	NYC GO1	5.500	02/15/2026		02/15/2026		19,999
50,000	NYC GO1	5.500	02/15/2026		08/21/2025	C	49,723
850,000	NYC GO1	5.500	06/01/2028		06/01/2028		836,018
100,000	NYC GO1	5.500	11/15/2037		11/20/2033	C	94,478
10,000	NYC GO1	5.600	12/01/2009		06/01/2009	A	10,163
15,000	NYC GO1	5.600	12/01/2010		06/01/2009	A	15,180
30,000	NYC GO1	5.600	12/01/2013		06/01/2009	A	30,424
185,000	NYC GO1	5.625	08/15/2009		02/15/2009	A	185,707
95,000	NYC GO	5.625	10/01/2020		04/01/2009	A	95,087
F11 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

New York Continued
$220,000	NYC GO1	5.700%	08/15/2010	02/15/2009	A	$220,702
10,000	NYC GO1	5.750	05/15/2012	05/15/2009	A	10,033
10,000	NYC GO1	5.750	05/15/2012	05/15/2009	A	10,030
570,000	NYC GO1	5.750	03/01/2018	03/01/2013	A	618,536
310,000	NYC GO1	5.750	08/01/2018	08/01/2012	A	333,700
500,000	NYC GO1	5.750	08/01/2018	08/01/2012	A	538,225
20,000	NYC GO1	5.875	08/01/2015	02/01/2009	A	20,161
4,155,000	NYC GO1	5.875	06/01/2019	06/01/2012	A	4,303,167
5,450,000	NYC GO1	5.875	08/01/2019	08/01/2012	A	5,893,249
60,000	NYC GO1	6.000	05/15/2011	05/15/2009	A	60,200
5,000	NYC GO1	6.000	02/01/2012	02/01/2009	A	5,017
5,000	NYC GO1	6.000	08/01/2017	02/01/2009	A	5,042
10,000	NYC GO1	6.000	05/15/2018	05/15/2010	A	10,555
5,000	NYC GO1	6.000	02/01/2022	02/01/2009	A	5,015
15,000	NYC GO1	6.000	05/15/2022	05/15/2010	A	15,290
35,000	NYC GO1	6.000	02/15/2024	08/15/2009	A	35,018
590,000	NYC GO1	6.350	05/15/2014	05/15/2009	A	598,030
1,130,000	NYC GO1	6.500	05/15/2017	05/15/2010	A	1,200,275
5,000	NYC GO1	7.000	02/01/2009	02/01/2009		5,023
5,000	NYC GO1	7.000	12/01/2010	06/01/2009	A	5,105
5,000	NYC GO1	7.000	02/01/2011	02/01/2009	A	5,022
80,000	NYC GO1	7.000	02/01/2012	02/01/2009	A	80,333
5,000	NYC GO1	7.000	02/01/2018	02/01/2009	A	5,020
15,000	NYC GO1	7.500	02/01/2009	02/01/2009		15,075
45,000	NYC GO1	7.750	08/15/2027	02/15/2009	A	45,174
100,000	NYC GO RIBS	6.650[7]	08/13/2009	02/01/2009	A	100,695
50,000	NYC GO RIBS	6.650[7]	07/29/2010	02/01/2009	A	50,295
100,000	NYC GO RIBS	6.748[7]	08/22/2013	02/01/2009	A	100,595
50,000	NYC GO RIBS	6.748[7]	08/27/2015	02/01/2009	A	50,298
450,000	NYC GO RIBS	9.720[7]	09/01/2011	02/01/2009	A	453,047
292,780	NYC HDC (Bay Towers)[1]	6.500	08/15/2017	01/15/2009	A	296,042
2,500,000	NYC HDC (De Sales Assisted Living Devel.)[1]	5.125	11/01/2018	10/17/2015	C	2,498,875
2,417,369	NYC HDC (East Midtown Plaza)[1]	6.500	11/15/2018	01/15/2009	A	2,444,298
1,240,283	NYC HDC (Keith Plaza)[1]	6.500	02/15/2018	01/15/2009	A	1,254,100
262,828	NYC HDC (Kingsbridge Arms)[1]	6.500	08/15/2017	01/15/2009	A	265,756
565,000	NYC HDC (Multifamily Hsg.)[1]	5.050	11/01/2023	04/30/2019	C	488,437
2,500,000	NYC HDC (Multifamily Hsg.)[1]	5.100	11/01/2027	06/19/2023	C	2,072,975
20,000	NYC HDC (Multifamily Hsg.)[1]	5.250	11/01/2031	08/13/2026	C	17,300
400,000	NYC HDC (Multifamily Hsg.)[1]	5.600	11/01/2019	07/08/2015	C	398,296
900,000	NYC HDC (Multifamily Hsg.), Series A1	5.375	11/01/2023	10/28/2020	C	813,114
F12 | LIMITED TERM NEW YORK MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$1,950,000	NYC HDC (Multifamily Hsg.), Series E1	6.250%	05/01/2036		04/20/2030	C	$1,899,983
50,000	NYC HDC (The Animal Medical Center)[1]	5.500	12/01/2033		04/11/2030	C	44,203
185,000	NYC HDC, Series A1	5.000	07/01/2010		07/01/2010		192,184
27,850,000	NYC HDC, Series A1	5.000	07/01/2025		08/05/2023	C	26,381,470
19,105,000	NYC HDC, Series A1	5.250	05/01/2030		12/21/2027	C	16,605,684
2,215,000	NYC HDC, Series C1	5.000	11/01/2026		07/16/2022	C	1,838,384
23,500,000	NYC Health & Hospital Corp.[1]	5.000	02/15/2020		02/26/2019	C	20,299,065
27,750,000	NYC Health & Hospital Corp.[1]	5.250	02/15/2017	[2]	02/15/2010	A	27,849,900
1,000,000	NYC Health & Hospital Corp.[1]	5.375	02/15/2026		05/06/2024	C	930,080
3,000,000	NYC Health & Hospital Corp. (Health System)[1]	5.250	02/15/2022		02/15/2022		2,545,800
235,000	NYC IDA (Acme Architectural Products)[1]	5.875	11/01/2009		03/04/2009	C	227,447
9,400,000	NYC IDA (AIRIS JFK I/JFK International Airport)[1]	5.500	07/01/2028		09/16/2023	C	5,965,898
10,000,000	NYC IDA (AIRIS JFK I/JFK International Airport)[1]	6.000	07/01/2015		03/09/2013	C	8,541,900
2,890,000	NYC IDA (Beth Abraham Health Services)[1]	6.000	02/15/2013		12/10/2010	C	2,647,934
625,000	NYC IDA (Beth Abraham Health Services)[1]	6.000	11/15/2013		06/28/2010	C	564,919
300,000	NYC IDA (Beth Abraham Health Services)[1]	6.000	11/15/2013		10/04/2010	C	271,161
720,000	NYC IDA (Calhoun School)[1]	6.250	12/01/2016		11/22/2012	C	634,752
4,865,000	NYC IDA (Calhoun School)[1]	6.250	12/01/2017		12/06/2013	C	4,192,219
555,000	NYC IDA (Center for Elimination of Family Violence)[1]	6.250	11/01/2016		03/25/2013	C	458,952
7,625,000	NYC IDA (Chapin School)[1]	4.800	11/01/2018		09/21/2014	C	5,653,404
700,000	NYC IDA (Comprehensive Care Management)[1]	5.625	11/01/2015		12/30/2011	C	601,475
535,000	NYC IDA (Comprehensive Care Management)[1]	5.625	11/01/2015		03/21/2012	C	459,699
2,500,000	NYC IDA (Comprehensive Care Management)[1]	5.750	08/01/2018		12/04/2014	C	1,927,650
2,585,000	NYC IDA (Comprehensive Care Management)[1]	5.750	11/01/2018		12/04/2014	C	1,983,729
2,690,000	NYC IDA (Comprehensive Care Management)[1]	5.750	05/01/2019		12/03/2015	C	2,018,791
695,000	NYC IDA (Family Support Systems)[1]	6.500	11/01/2014		02/02/2012	C	602,273
3,340,000	NYC IDA (Gateway School of New York)[1]	5.300	06/01/2019		05/01/2015	C	2,525,341
840,000	NYC IDA (Global Country World Peace)[1]	6.250	11/01/2015		01/19/2013	C	674,167
790,000	NYC IDA (Global Country World Peace)[1]	6.250	11/01/2025		12/20/2012	C	634,038
1,310,000	NYC IDA (Gourmet Boutique)[1]	5.250	05/01/2013		08/21/2010	C	1,097,125
1,635,000	NYC IDA (Guttmacher Institute)[1]	5.250	12/01/2016		12/29/2012	C	1,272,275
500,000	NYC IDA (Independent Living Assoc.)[1]	6.200	07/01/2020		05/04/2015	C	379,010
30,170,000	NYC IDA (Japan Airlines)[1]	6.000	11/01/2015		05/01/2009	A	30,188,705
     F13 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

New York Continued
$16,350,000	NYC IDA (JFK International Airport)[1]	8.000%	08/01/2012	08/01/2012		$14,294,151
21,375,000	NYC IDA (Liberty-7 World Trade Center)[1]	6.250	03/01/2015	03/01/2015		17,242,999
5,000,000	NYC IDA (Liberty-7 World Trade Center)[4]	6.500	03/01/2035	09/13/2027	C	3,002,100
2,355,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2013	06/01/2013		2,290,873
730,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2015	06/01/2015		688,748
2,880,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2016	06/01/2016		2,645,194
2,000,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2017	12/01/2017		1,783,940
3,210,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2018	06/01/2018		2,800,372
725,000	NYC IDA (Manhattan Community Access Corp.)[1]	5.250	12/01/2016	12/24/2012	C	566,421
3,895,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	5.375	11/01/2016	03/18/2013	C	3,063,495
415,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	5.375	11/01/2018	09/13/2014	C	310,362
2,020,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	5.375	11/01/2018	10/05/2014	C	1,510,677
250,000	NYC IDA (Marymount School of New York)[1]	5.125	09/01/2021	07/30/2017	C	189,935
1,545,000	NYC IDA (Metro Biofuels)[1]	5.500	11/01/2013	12/12/2011	C	1,339,036
1,800,000	NYC IDA (Metropolitan College of New York)[1]	5.750	03/01/2020	03/14/2018	C	1,454,544
4,585,000	NYC IDA (Montefiore Medical Center Corp.)[1]	5.125	11/01/2025	11/01/2010	A	4,600,314
5,865,000	NYC IDA (Montefiore Medical Center Corp.)[1]	5.125	11/01/2035	07/28/2031	C	5,677,731
90,000	NYC IDA (Precision Gear)	5.875	11/01/2009	05/02/2009	C	87,591
75,000	NYC IDA (Precision Gear)	5.875	11/01/2009	11/01/2009		72,832
250,000	NYC IDA (Queens Baseball Stadium)[1]	5.000	01/01/2025	01/01/2025		196,145
1,115,000	NYC IDA (Reece School)[1]	6.500	12/01/2017	12/14/2013	C	952,991
75,000	NYC IDA (Riverdale Country School)[4]	5.250[5]	06/01/2034	06/01/2009	E	75,000
325,000	NYC IDA (Rockefeller Foundation)[1]	5.375	07/01/2023	07/01/2009	A	325,172
3,410,000	NYC IDA (Rosco, Inc.)[1]	6.125	06/01/2022	06/01/2009	E	3,094,268
4,100,000	NYC IDA (Samaritan Aids Services)[1]	5.000	11/01/2024	11/01/2011	A	4,115,088
680,000	NYC IDA (Showman Fabricators)[1]	7.125	11/01/2013	03/24/2011	C	581,869
100,000	NYC IDA (Special Needs Facilities Pooled Program)	4.150	07/01/2014	04/08/2012	C	85,958
200,000	NYC IDA (Special Needs Facilities Pooled Program)	5.800	07/01/2023	10/12/2021	C	147,108
1,065,000	NYC IDA (Stallion)[1]	5.000	11/01/2016	11/03/2013	C	812,946
530,000	NYC IDA (Stallion)	5.500	11/01/2017	11/01/2017		416,304
1,265,000	NYC IDA (Studio School)[1]	6.250	11/01/2018	11/12/2016	C	955,126
5,855,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2017	01/01/2016	E	5,212,999
F14 | LIMITED TERM NEW YORK MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$6,000,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500%	01/01/2018		01/01/2016	E	$5,342,100
11,670,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2019		01/01/2016	E	10,240,075
8,000,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2020		01/01/2016	E	7,019,760
2,000,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2021		01/01/2016	E	1,754,940
37,000,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2024		01/01/2016	E	32,466,390
1,165,000	NYC IDA (The Child School)[1]	7.000	06/01/2013		12/26/2010	C	1,061,828
7,910,000	NYC IDA (Unicef)[1]	5.050	11/01/2018		09/30/2014	C	5,952,512
1,000,000	NYC IDA (United Nations School)[1]	6.350	12/01/2015		12/01/2009	A	1,002,100
260,000	NYC IDA (Urban Health Plan)[1]	6.250	09/15/2009		09/15/2009		259,311
1,000,000	NYC IDA (Urban Resource Institute)[1]	5.250	03/01/2023		04/07/2021	C	994,000
880,000	NYC IDA (Urban Resource Institute)[1]	6.500	11/01/2013		04/09/2011	C	767,835
925,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000	12/01/2016		09/15/2013	C	749,648
2,790,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000	12/01/2016		10/21/2012	C	2,261,100
6,000,000	NYC IDA (Visy Paper)[1,8]	7.800	01/01/2016		11/02/2012	C	5,281,740
765,000	NYC IDA (Vocational Instruction)[9]	7.250	02/01/2013		10/21/2010	C	601,810
5,360,000	NYC IDA (Yeled Yalda Early Childhood)[1]	5.350	11/01/2017		10/02/2013	C	4,119,857
500,000	NYC IDA (YMCA of Greater New York)[1]	5.250	08/01/2021		02/01/2011	A	502,990
6,490,000	NYC IDA (YMCA of Greater New York)[1]	5.800	08/01/2016	[2]	07/01/2009	A	6,500,060
300,000	NYC IDA (Zeluck, Inc.)[1]	6.250	11/01/2011		11/01/2011		289,272
20,000	NYC Municipal Water Finance Authority[1]	4.875	06/15/2021		06/15/2009	A	20,026
50,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2027		06/15/2027		48,648
65,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2027		06/15/2027		63,619
90,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2027		06/15/2027		88,088
140,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2029		07/06/2028	C	134,621
50,000	NYC Municipal Water Finance Authority[1]	5.750	06/15/2013	[2]	06/15/2009	D	53,677
35,000	NYC Transitional Finance Authority[1]	5.000	05/01/2026	[2]	03/04/2025	C	34,558
3,880,000	NYC Trust for Cultural Resources (Museum of American Folk Art)[1]	6.000	07/01/2022	[2]	03/01/2020	C	3,032,724
2,720,000	NYC Trust for Cultural Resources (Museum of American Folk Art)[1]	6.125	07/01/2030	[2]	04/03/2027	C	1,914,309
250,000	NYC Trust for Cultural Resources (Museum of Modern Art)[1]	5.125	07/01/2031		04/04/2028	C	233,100
1,035,000	NYC Trust for Cultural Resources (Museum of Modern Art)[1]	5.500	01/01/2021		07/01/2009	A	1,036,946
25,000	NYS DA (Amsterdam Memorial Hospital)	6.000	08/01/2025		08/01/2009	A	25,008
25,000	NYS DA (Audit & Control)[1]	5.500	04/01/2023		10/25/2011	C	22,579
250,000	NYS DA (Augustana Lutheran Home)[1]	5.500	02/01/2041	[2]	04/03/2027	C	221,613
15,000	NYS DA (Brookdale Hospital Medical Center)[1]	5.200	02/15/2016		02/15/2010	A	15,168
65,000	NYS DA (Brookdale Hospital Medical Center)[1]	5.300	02/15/2017		02/15/2009	A	65,634
60,000	NYS DA (Brooklyn Hospital Center)[1]	5.100	02/01/2019		02/01/2011	A	60,075
1,300,000	NYS DA (Canisius College)[1]	5.000	07/01/2022		07/01/2015	A	1,066,884
F15 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$1,120,000	NYS DA (Catskill Regional Medical Center)[1]	5.250%	02/15/2023		02/15/2023		$1,113,314
1,350,000	NYS DA (Chapel Oaks)[1]	5.375	07/01/2017	[2]	07/01/2009	A	1,380,483
65,000	NYS DA (City University)[1]	5.000	07/01/2026		02/01/2026	C	62,080
145,000	NYS DA (City University)[1]	5.250	07/01/2025		08/16/2022	C	143,424
20,000	NYS DA (Culinary Institute of America)[1]	5.000	07/01/2022		09/01/2019	C	17,339
25,000	NYS DA (D’Youville College)[1]	4.700	07/01/2012		07/01/2012		24,695
350,000	NYS DA (Dept. of Health)[1]	5.000	07/01/2021		07/01/2014	A	353,602
10,000	NYS DA (Dept. of Health)[1]	5.000	07/01/2024		06/20/2021	C	9,359
35,000	NYS DA (Dept. of Health)[1]	5.000	07/01/2028		08/05/2026	C	32,764
880,000	NYS DA (Dept. of Health)[1]	5.250	07/01/2023		02/20/2021	C	853,512
4,620,000	NYS DA (Dept. of Health)[1]	5.250	07/01/2024		07/01/2024		4,407,896
1,345,000	NYS DA (Dept. of Health)[1]	5.500	07/01/2021		07/01/2009	A	1,347,327
240,000	NYS DA (Dept. of Mental Hygiene)[1]	5.000	02/15/2023		08/30/2020	C	229,123
2,525,000	NYS DA (Ellis Hospital)[1]	5.050	08/15/2024		03/04/2022	C	2,373,727
150,000	NYS DA (Ellis Hospital)[1]	5.500	08/01/2015		02/01/2009	A	150,170
150,000	NYS DA (Ellis Hospital)[1]	5.600	08/01/2025		04/03/2015	C	148,968
175,000	NYS DA (Ellis Hospital)[1]	5.625	08/01/2035	[2]	08/01/2016	C	163,252
110,000	NYS DA (Episcopal Health)[1]	5.900	08/01/2020	[2]	08/01/2009	A	110,054
100,000	NYS DA (FNHC/KR/MMWNHC Obligated Group)[1]	5.500	07/01/2010	[2]	07/01/2009	A	100,256
715,000	NYS DA (FNHC/KR/MMWNHC Obligated Group)[1]	5.750	07/01/2017		07/01/2009	A	716,287
30,000	NYS DA (Fordham University)[1]	5.000	07/01/2028		01/31/2025	C	28,083
3,835,000	NYS DA (Frances Schervier Home & Hospital Obligated Group)[1]	5.500	07/01/2017	[2]	09/17/2014	C	3,695,444
10,055,000	NYS DA (Frances Schervier Home & Hospital Obligated Group)[1]	5.500	07/01/2027	[2]	07/01/2009	A	10,058,419
50,000	NYS DA (German Masonic Home)[1]	5.950	08/01/2026	[2]	08/01/2009	A	50,008
165,000	NYS DA (German Masonic Home)[1]	6.000	08/01/2036		04/03/2021	C	164,769
1,295,000	NYS DA (Grace Manor Health Care Facility)[1]	6.150	07/01/2018		07/01/2009	A	1,295,829
1,000,000	NYS DA (GSHMC/CHSLI Obligated Group)[1]	5.750	07/01/2014		07/01/2009	A	1,007,040
5,000	NYS DA (Hamilton College)[1]	5.125	07/01/2016		07/01/2009	A	5,124
1,000,000	NYS DA (Health Center/BFCC/USBFCC Obligated Group)[1]	5.000	11/15/2019		11/15/2011	A	1,002,170
20,000	NYS DA (Hebrew Hospital Home of Westchester)[1]	5.625	08/01/2016		02/01/2009	A	20,008
75,000	NYS DA (Hospital for Special Surgery)[1]	5.000	02/01/2018		02/01/2010	A	75,166
140,000	NYS DA (Hospital for Special Surgery)[1]	5.000	02/01/2028		04/03/2021	C	123,486
10,565,000	NYS DA (Hospital)[1]	6.450	08/15/2024		08/15/2012	A	10,816,341
F16 | LIMITED TERM NEW YORK MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$2,155,000	NYS DA (Hunts Point Multi-Service Center)[1]	5.625%	07/01/2022		01/01/2010	A	$2,159,655
35,000	NYS DA (John T. Mather Memorial Hospital)[1]	5.250	07/01/2015		01/21/2014	C	34,238
170,000	NYS DA (John T. Mather Memorial Hospital)[1]	5.375	07/01/2019		11/02/2017	C	157,253
1,590,000	NYS DA (John T. Mather Memorial Hospital)[1]	5.750	07/01/2025		02/27/2023	C	1,382,600
15,210,000	NYS DA (Kaleida Health)[1]	5.050	02/15/2025		09/03/2021	C	14,202,794
965,000	NYS DA (L.I. University)[1]	5.125	09/01/2010		09/01/2009	D	977,227
1,015,000	NYS DA (L.I. University)[1]	5.250	09/01/2028		10/08/2026	C	772,151
10,000	NYS DA (Le Moyne College)[1]	5.000	07/01/2009		07/01/2009		10,033
725,000	NYS DA (Le Moyne College)[1]	5.000	07/01/2018		07/01/2009	A	725,029
1,100,000	NYS DA (Leake & Watts Services)[1]	5.000	07/01/2023		07/01/2014	A	1,104,983
10,000	NYS DA (Lenox Hill Hospital Obligated Group)[1]	5.750	07/01/2016		07/01/2016		8,397
2,000,000	NYS DA (Lenox Hill Hospital Obligated Group)[1]	5.750	07/01/2017		07/01/2017		1,634,480
455,000	NYS DA (Long Beach Medical Center)[1]	5.550	08/01/2015		02/01/2009	A	455,532
100,000	NYS DA (Manhattan College)[1]	5.500	07/01/2019		07/01/2019		90,740
100,000	NYS DA (March of Dimes)[1]	5.600	07/01/2012		07/01/2009	A	100,232
615,000	NYS DA (Master BOCES Program)[1]	5.250	08/15/2023		08/15/2013	A	620,732
175,000	NYS DA (Menorah Campus)[1]	6.100	02/01/2037		07/04/2025	C	174,984
2,000,000	NYS DA (Mental Health Services Facilities)[1]	5.000	02/15/2025		02/15/2025		1,873,140
225,000	NYS DA (Mental Health Services Facilities)[1]	5.250	02/15/2023		02/15/2023		218,009
40,000	NYS DA (Mental Health Services Facilities)	5.250	08/15/2024		08/15/2009	A	41,560
850,000	NYS DA (Millard Fillmore Hospital)[1]	5.375	02/01/2017		02/01/2009	A	854,454
5,360,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	6.875	07/01/2019	[2]	12/09/2015	C	4,843,725
1,000,000	NYS DA (Montefiore Medical Center)[1]	5.000	02/01/2022		11/04/2020	C	939,790
5,000,000	NYS DA (Montefiore Medical Center)[1]	5.000	08/01/2023		10/14/2021	C	4,629,650
4,500,000	NYS DA (Montefiore Medical Center)[1]	5.000	02/01/2028		03/07/2024	C	3,946,095
430,000	NYS DA (Montefiore Medical Center)[1]	5.500	08/01/2038		06/04/2024	C	395,381
75,000	NYS DA (Mount Sinai School of Medicine)[1]	5.000	07/01/2015		07/01/2015		72,576
80,000	NYS DA (Mount Sinai School of Medicine)[1]	5.000	07/01/2016		07/01/2016		75,989
1,125,000	NYS DA (Mount Sinai School of Medicine)[1]	5.000	07/01/2021		07/01/2009	A	1,125,068
4,000,000	NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)[1]	5.000	07/01/2013		01/05/2013	C	3,886,360
15,230,000	NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)[1]	5.500	07/01/2026		10/17/2020	C	12,118,816
40,000	NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)[1]	6.000	07/01/2013		07/01/2013		38,028
F17 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$545,000	NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)[1]	6.500%	07/01/2025		08/14/2023	C	$460,067
7,710,000	NYS DA (Mt. Sinai Hospital)[1]	6.500	07/01/2015		07/01/2010	A	7,781,395
9,095,000	NYS DA (Mt. Sinai Hospital)[1]	6.500	07/01/2016		07/01/2010	A	9,141,657
3,665,000	NYS DA (Mt. Sinai Hospital)[1]	6.625	07/01/2019		07/01/2019		3,616,072
8,750,000	NYS DA (Mt. Sinai/NYU Health)[1]	5.500	07/01/2026		04/10/2026	C	7,151,813
295,000	NYS DA (Mt. Sinai/NYU Health)[1]	6.000	07/01/2010		07/01/2010		291,256
200,000	NYS DA (Mt. Sinai/NYU Health)[1]	6.100	07/01/2012		07/01/2012		191,312
7,205,000	NYS DA (Mt. Sinai/NYU Health)[1]	6.500	07/01/2017		07/01/2010	A	7,205,793
6,390,000	NYS DA (Mt. Sinai/NYU Health)[1]	6.750	07/01/2020		07/01/2020		6,213,764
40,000	NYS DA (Municipal Health Facilities)[1]	5.500	05/15/2016		05/15/2009	A	40,109
270,000	NYS DA (Municipal Health Facilities)[1]	5.500	05/15/2017		05/15/2009	A	273,310
320,000	NYS DA (Municipal Health Facilities)[1]	5.500	05/15/2024		05/15/2009	A	320,045
15,000	NYS DA (New York & Presbyterian Hospital)[1]	5.000	02/01/2019		03/04/2017	C	14,959
30,000	NYS DA (New York Downtown Hospital)[1]	5.300	02/15/2020		02/15/2010	A	30,064
20,000	NYS DA (New York Hospital Medical Center of Queens)[1]	5.450	08/15/2019		08/15/2011	A	20,256
100,000	NYS DA (New York Medical College)[1]	5.000	07/01/2021		07/01/2010	A	100,157
1,000,000	NYS DA (New York Methodist Hospital)[1]	5.250	07/01/2024		03/02/2022	C	749,120
4,200,000	NYS DA (North General Hospital)[1]	5.750	02/15/2019		02/15/2013	A	4,329,780
3,750,000	NYS DA (North General Hospital)[1]	5.750	02/15/2020		02/15/2013	A	3,839,888
35,000	NYS DA (North Shore University Hospital)[1]	5.000	11/01/2023		06/22/2021	C	28,308
40,000	NYS DA (Northeast Parent & Child)[1]	5.500	07/01/2018		07/01/2009	A	40,627
5,000	NYS DA (NSUH/NSUH-Glen Cove/NSUH-Plainview Obligated Group)[1]	5.000	11/01/2023		08/18/2021	C	4,905
10,455,000	NYS DA (NSUH/NSUH-Glen Cove/NSUH-Plainview Obligated Group)[1]	5.200	11/01/2017		11/13/2016	C	10,172,924
1,400,000	NYS DA (NYU Hospitals Center)[1]	5.250	07/01/2024		01/27/2018	C	893,088
2,500,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000	11/01/2021		11/01/2016	A	2,516,750
2,000,000	NYS DA (Park Ridge Hsg.)[1]	6.375	08/01/2020	[2]	08/01/2010	A	2,044,940
1,595,000	NYS DA (Park Ridge Hsg.)[1]	6.500	08/01/2025	[2]	08/01/2010	A	1,619,754
100,000	NYS DA (Pratt Institute)[1]	6.000	07/01/2024		01/26/2023	C	88,095
3,680,000	NYS DA (Providence Rest)[1]	5.000	07/01/2021		07/12/2020	C	2,370,766
1,250,000	NYS DA (Providence Rest)[1]	5.125	07/01/2030		08/06/2028	C	704,450
120,000	NYS DA (Resurrection Rest Home Castleton on Hudson)[1]	6.050	08/01/2035	[2]	04/07/2021	C	119,986
8,730,000	NYS DA (Rochester General Hospital)[1]	5.000	12/01/2025		10/25/2021	C	6,591,848
50,000	NYS DA (Rochester Institute of Technology)[1]	5.250	07/01/2025		07/01/2025		49,457
20,000	NYS DA (Rockefeller University)[1]	5.000	07/01/2028		03/14/2024	C	19,803
F18 | LIMITED TERM NEW YORK MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$5,100,000	NYS DA (Ryan-Clinton Community Health Center)[1]	6.100%	07/01/2019	[2]	01/01/2010	A	$5,208,936
5,000,000	NYS DA (School District Financing)[1]	5.750	10/01/2022	[2]	10/01/2012	A	5,195,600
5,000,000	NYS DA (School District Financing)[1]	5.750	10/01/2030	[2]	10/01/2012	A	5,019,550
120,000	NYS DA (SCHRC)[1]	5.500	07/01/2022		09/11/2019	C	104,586
3,460,000	NYS DA (SCHRC/CHSLI Obligated Group)[1]	5.700	07/01/2013		07/01/2009	A	3,494,842
3,820,000	NYS DA (SCHRC/CHSLI Obligated Group)[1]	5.750	07/01/2014		07/01/2009	A	3,846,893
1,370,000	NYS DA (SCHRC/CHSLI Obligated Group)[1]	5.800	07/01/2015		07/01/2011	A	1,376,316
10,000	NYS DA (SCSMC/SV/CHSLI Obligated Group)[1]	5.750	07/01/2020		08/29/2015	C	8,991
15,000,000	NYS DA (SCSMC/SV/CHSLI Obligated Group)[1]	6.500	07/01/2020	[2]	11/14/2016	C	14,362,950
100,000	NYS DA (SFH)[1]	5.500	07/01/2029		09/17/2016	C	79,891
250,000	NYS DA (SFH/CHSLI Obligated Group)[1]	5.500	07/01/2022		09/17/2019	C	217,888
15,480,000	NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)[1]	5.000	07/01/2021		09/10/2018	C	12,598,708
35,000	NYS DA (Skidmore College)[1]	5.000	07/01/2028		05/25/2024	C	32,764
200,000	NYS DA (Southside Hospital)[1]	5.000	02/15/2018		02/26/2017	C	182,424
135,000	NYS DA (Southside Hospital)[1]	5.200	02/15/2021		02/15/2010	A	135,587
65,000	NYS DA (Special Act School Districts)[1]	5.625	07/01/2009		07/01/2009		65,196
30,000	NYS DA (Special Act School Districts)[1]	5.700	07/01/2010		07/01/2009	A	30,078
10,000	NYS DA (Special Act School Districts)[1]	5.750	07/01/2011		07/01/2009	A	10,025
320,000	NYS DA (Special Act School Districts)[1]	5.875	07/01/2013		07/01/2009	A	320,826
15,000	NYS DA (Special Act School Districts)[1]	6.000	07/01/2016		07/01/2009	A	15,043
925,000	NYS DA (Special Act School Districts)[1]	6.000	07/01/2019		07/01/2009	A	927,192
3,400,000	NYS DA (St. Barnabas Hospital)[1]	5.350	08/01/2017		02/01/2009	A	3,401,972
35,000	NYS DA (St. John’s Health Care Corp.)[1]	6.250	02/01/2036		02/01/2009	A	35,001
5,090,000	NYS DA (St. Joseph’s Hospital Health Center)[1]	5.250	07/01/2018	[2]	06/26/2017	C	4,637,499
3,685,000	NYS DA (St. Lawrence)[1]	5.400	08/15/2026		08/15/2017	A	3,732,905
100,945,000	NYS DA (St. Luke’s Roosevelt Hospital)[6]	4.800	08/15/2025		03/29/2020	A	89,109,186
5,915,000	NYS DA (St. Vincent DePaul Residence)[1]	5.300	07/01/2018	[2]	07/01/2010	A	5,964,095
80,000	NYS DA (State University Athletic Facilities)[1]	5.250	07/01/2018		08/04/2016	C	77,217
375,000	NYS DA (State University Educational Facilities)[1]	5.125	05/15/2021		05/15/2009	A	378,233
255,000	NYS DA (State University Educational Facilities)[1]	5.125	05/15/2021		05/15/2009	A	257,111
30,000	NYS DA (State University Educational Facilities)[1]	5.250	05/15/2011		05/15/2009	A	30,376
F19 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$800,000	NYS DA (State University Educational Facilities)[1]	5.375%	05/15/2011		05/15/2009	A	$808,928
10,000	NYS DA (Staten Island University Hospital)[1]	5.000	07/01/2017		01/22/2016	C	9,335
345,000	NYS DA (Suffern Free Library Assoc.)[1]	5.000	07/01/2020		07/01/2010	A	346,187
2,590,000	NYS DA (The Rosalind & Joseph Gurwin Jewish Geriatric Center of Long Island)[1]	5.400	02/01/2015		02/01/2009	A	2,592,745
170,000	NYS DA (The Rosalind & Joseph Gurwin Jewish Geriatric Center of Long Island)[1]	5.700	02/01/2037		01/03/2026	C	158,748
2,145,000	NYS DA (United Cerebral Palsy Assoc. of Nassau County)[1]	5.500	07/01/2024		04/24/2021	C	2,126,253
1,250,000	NYS DA (United Cerebral Palsy Assoc. of NYC)[1]	5.750	07/01/2018	[2]	07/01/2012	A	1,295,000
40,000	NYS DA (United Cerebral Palsy Assoc.)[1]	5.375	07/01/2011		07/01/2009	A	40,070
175,000	NYS DA (United Health Services Hospitals)[1]	5.375	08/01/2027		09/04/2016	C	165,081
9,055,000	NYS DA (United Health Services Hospitals)[1]	5.500	08/01/2017		02/01/2010	A	9,251,584
45,000	NYS DA (University of Rochester)[1]	5.000	07/01/2027		01/21/2026	C	42,608
20,000	NYS DA (Upstate Community Colleges)[1]	5.000	07/01/2028		02/28/2024	C	19,490
1,905,000	NYS DA (Upstate Community Colleges)[1]	5.125	07/01/2021		07/01/2014	A	1,946,624
1,165,000	NYS DA (Upstate Community Colleges)[1]	5.125	07/01/2022		07/01/2014	A	1,180,308
35,000	NYS DA (W.K. Nursing Home)[1]	6.050	02/01/2026		05/01/2009	A	35,009
600,000	NYS DA (Wesley Gardens)[1]	6.125	08/01/2035		08/07/2022	C	599,964
285,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.200	02/15/2013		02/15/2009	A	289,620
1,000,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.200	02/15/2014		02/15/2009	A	1,015,010
26,090,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.300	08/15/2021		06/16/2019	C	26,014,600
1,020,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.300	08/15/2021		06/16/2019	C	1,019,980
39,570,000	NYS DA, Series B6	6.650	08/15/2030		04/03/2027	C	40,307,220
1,000,000	NYS DA, Series B1	6.650	08/15/2030		08/15/2012	A	1,018,610
15,000	NYS EFC[1]	5.600	09/15/2013		03/15/2009	A	15,044
1,000,000	NYS EFC[1]	5.650	02/15/2017		02/15/2009	A	1,012,960
955,000	NYS EFC (L.I. Water Corp.)[1]	5.250	08/01/2027		08/01/2027		757,917
20,000	NYS EFC (NYC Municipal Water Finance Authority)[1]	5.875	06/15/2014		06/15/2009	A	20,064
25,000	NYS EFC (NYS Water Services)[1]	5.700	07/15/2012		07/15/2009	A	25,076
7,500,000	NYS EFC (NYS Water Services)[1]	5.950	01/15/2020		01/15/2020		6,563,250
F20 | LIMITED TERM NEW YORK MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$860,000	NYS EFC (NYS Water Services)[1]	6.875%	06/15/2010	[2]	06/15/2009	A	$863,793
1,705,000	NYS EFC (NYS Water Services)[1]	6.875	06/15/2014	[2]	06/15/2009	A	1,712,161
270,000	NYS EFC (NYS Water Services)[1]	7.250	06/15/2010	[2]	06/15/2009	A	271,274
490,000	NYS EFC (NYS Water Services)[1]	7.500	06/15/2012	[2]	06/15/2009	A	492,435
15,000	NYS EFC (NYS Water Services)[1]	7.500	06/15/2012	[2]	06/15/2009	A	15,074
500,000	NYS EFC (Pollution Control)[1]	5.550	08/15/2014		02/15/2009	A	506,435
930,000	NYS EFC (Spring Valley Water Company)[1]	5.650	11/01/2023		11/01/2023		832,155
2,000,000	NYS EFC (Spring Valley Water Company)[1]	6.300	08/01/2024		08/01/2024		1,832,000
4,250,000	NYS EFC (Waste Management)[1]	4.450	07/01/2017		07/01/2009	E	4,187,823
36,060,000	NYS ERDA (Brooklyn Union Gas Company)[1]	5.500	01/01/2021		07/01/2009	A	36,183,686
10,650,000	NYS ERDA (Con Ed)[4,5]	1.488	10/01/2036		10/01/2036		7,529,550
132,710,000	NYS ERDA (Con Ed)[1]	4.700	06/01/2036		10/01/2012	E	129,649,707
4,475,000	NYS ERDA (LILCO)[1]	5.150	03/01/2016		03/01/2009	A	4,481,534
4,245,000	NYS ERDA (LILCO)[1]	5.150	03/01/2016		03/01/2009	A	4,249,075
1,030,000	NYS ERDA (LILCO)[1]	5.150	03/01/2016		03/01/2009	A	1,032,657
13,795,000	NYS ERDA (LILCO)[1]	5.150	03/01/2016		03/01/2009	A	13,808,243
5,720,000	NYS ERDA (Niagara Mohawk Power Corp.)[4,5]	1.453	12/01/2026		02/13/2009	E	5,720,000
2,270,000	NYS ERDA (Niagara Mohawk Power Corp.)[1]	5.150	11/01/2025		11/01/2025		2,219,856
5,000	NYS GO1	5.000	09/15/2017		09/15/2009	A	5,055
100,000	NYS GO1	5.250	10/01/2012		04/01/2009	A	100,215
15,000	NYS GO1	5.250	11/15/2017		05/15/2009	A	15,085
35,000	NYS GO1	5.250	05/01/2018		05/01/2009	A	35,155
5,000	NYS GO1	5.250	11/15/2021		05/15/2009	A	5,011
80,000	NYS GO1	5.300	07/15/2015		07/15/2009	A	80,136
10,000	NYS GO1	5.300	07/15/2017		07/15/2009	A	10,013
100,000	NYS GO1	5.375	10/01/2011		04/01/2009	A	100,245
35,000	NYS GO1	5.500	07/15/2024		10/01/2012	A	35,012
485,000	NYS GO1	5.500	07/15/2024		07/15/2009	A	485,165
40,000	NYS GO1	6.600	12/01/2014		06/01/2009	A	40,568
810,000	NYS HFA (Golden Age Apartments)[1]	5.000	02/15/2037		03/01/2023	C	611,931
10,155,000	NYS HFA (Hospital & Nursing Home)[1]	5.150	11/01/2016		11/01/2009	A	10,181,301
5,000	NYS HFA (Hospital & Nursing Home)	5.500	11/01/2012		05/01/2009	D	5,648
15,000	NYS HFA (Hospital & Nursing Home)	5.875	11/01/2010		05/01/2009	D	16,177
5,000	NYS HFA (Hospital & Nursing Home)	5.900	11/01/2010		05/01/2009	D	5,408
10,000	NYS HFA (Hospital & Nursing Home)	6.000	11/01/2013		05/01/2009	A	11,761
35,000	NYS HFA (Hospital & Nursing Home)	6.000	11/01/2014		05/01/2009	D	42,211
5,000	NYS HFA (Hospital & Nursing Home)	6.875	11/01/2009		05/01/2009	D	5,252
25,000	NYS HFA (Loewn Devel. of Wappingers Falls)[1]	5.250	08/15/2019		10/25/2016	C	23,671
F21 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$65,000	NYS HFA (Meadow Manor)[1]	7.750%	11/01/2019	[2]	05/01/2009	A	$66,054
345,000	NYS HFA (Multifamily Hsg.)[1]	5.300	08/15/2022		07/22/2018	C	315,803
50,000	NYS HFA (Multifamily Hsg.)[1]	5.400	02/15/2016		02/15/2012	A	50,041
1,215,000	NYS HFA (Multifamily Hsg.)[1]	5.550	08/15/2019		07/27/2015	C	1,185,342
40,000	NYS HFA (Multifamily Hsg.)[1]	5.600	02/15/2011		08/15/2009	A	40,305
1,385,000	NYS HFA (Multifamily Hsg.)[1]	5.600	08/15/2019		07/26/2015	C	1,358,754
400,000	NYS HFA (Multifamily Hsg.)[1]	5.850	08/15/2013	[2]	02/15/2009	A	400,240
625,000	NYS HFA (Multifamily Hsg.)[1]	5.950	08/15/2024	[2]	02/15/2009	A	626,481
50,000	NYS HFA (Multifamily Hsg.)[1]	6.100	08/15/2028		07/13/2023	C	49,996
10,000	NYS HFA (Multifamily Hsg.)[1]	6.250	08/15/2014	[2]	02/15/2009	A	10,014
15,000	NYS HFA (Multifamily Hsg.)[1]	6.250	08/15/2014		02/15/2009	A	15,021
135,000	NYS HFA (Multifamily Hsg.)[1]	6.250	08/15/2025		10/10/2018	C	132,935
280,000	NYS HFA (Multifamily Hsg.)[1]	6.350	08/15/2023	[2]	02/15/2009	A	280,087
325,000	NYS HFA (Multifamily Hsg.)[1]	6.750	11/15/2036		05/15/2009	A	327,542
15,000	NYS HFA (Multifamily Hsg.)[1]	6.800	11/01/2014		05/01/2009	A	15,025
90,000	NYS HFA (Multifamily Hsg.)[1]	6.850	11/01/2019	[2]	05/01/2009	A	90,103
805,000	NYS HFA (Newburgh Interfaith Emergency Hsg.)[1]	7.050	11/01/2012		05/01/2009	A	806,570
30,000	NYS HFA (Nonprofit Hsg.)[1]	6.200	11/01/2009		05/01/2009	A	30,383
10,000	NYS HFA (Nonprofit Hsg.)[1]	6.200	11/01/2010		05/01/2009	A	10,120
50,000	NYS HFA (Nonprofit Hsg.)[1]	6.200	11/01/2011		05/01/2009	A	50,592
40,000	NYS HFA (Nonprofit Hsg.)[1]	6.200	11/01/2012		05/01/2009	A	40,461
25,000	NYS HFA (Nonprofit Hsg.)[1]	6.200	11/01/2013		05/01/2009	A	25,285
6,470,000	NYS HFA (Phillips Village)[1]	7.750	08/15/2017		02/15/2009	A	6,673,999
3,055,000	NYS HFA (Senior Devel. Hsg.)[1]	5.100	11/15/2023		05/14/2017	C	2,664,082
700,000	NYS HFA (Service Contract)[1]	5.250	09/15/2014		03/15/2009	A	707,840
55,000	NYS HFA (Service Contract)[1]	5.375	03/15/2023		02/06/2019	C	54,996
695,000	NYS HFA (Service Contract)[1]	5.500	09/15/2018		03/15/2009	A	702,437
11,700,000	NYS HFA (Service Contract)[1]	5.500	09/15/2022		03/15/2010	A	11,740,014
7,590,000	NYS HFA (Service Contract)[1]	5.500	09/15/2022	[2]	03/15/2010	A	7,612,466
5,520,000	NYS HFA (Service Contract)[1]	5.500	03/15/2025		03/15/2010	A	5,522,429
50,000	NYS HFA (Service Contract)[1]	6.000	03/15/2026		09/15/2009	A	50,019
1,700,000	NYS HFA (Simeon Dewitt)[1]	8.000	11/01/2018	[2]	05/01/2009	A	1,703,366
360,000	NYS HFA (Tiffany Gardens)[1]	4.500	08/15/2015		04/28/2012	C	367,510
115,000	NYS HFA, Series A1	5.800	11/01/2009		05/01/2009	A	115,383
130,000	NYS HFA, Series A1	5.875	11/01/2010		05/01/2009	A	130,389
29,860,000	NYS HFA, Series A1	6.100	11/01/2015	[2]	05/01/2009	A	29,959,732
6,450,000	NYS HFA, Series A1	6.125	11/01/2020	[2]	05/01/2009	A	6,451,548
3,650,000	NYS HFA, Series C1	5.500	09/15/2018		03/15/2009	A	3,688,909
85,000	NYS LGSC (SCSB)[4]	6.375	12/15/2009		03/22/2009	C	82,844
210,000	NYS Medcare (Hospital & Nursing Home)[1]	6.200	08/15/2013		02/15/2009	A	210,701
F22 | LIMITED TERM NEW YORK MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$1,200,000	NYS Medcare (Hospital & Nursing Home)[1]	6.300%	08/15/2023		02/15/2009	A	$1,202,160
740,000	NYS Medcare (Hospital & Nursing Home)[1]	6.375	08/15/2033		02/15/2009	A	740,104
295,000	NYS Medcare (Hospital & Nursing Home)[1]	7.000	08/15/2032		02/15/2009	A	295,510
160,000	NYS Medcare (Hospital & Nursing Home)[1]	7.400	11/01/2016	[2]	05/01/2009	A	160,645
100,000	NYS Medcare (Hospital & Nursing Home)[1]	9.375	11/01/2016	[2]	05/01/2009	A	100,613
10,710,000	NYS Municipal Bond Bank Agency (Special School Purpose)[1]	5.250	12/01/2019		06/01/2013	A	11,110,126
2,930,000	NYS Municipal Bond Bank Agency (Special School Purpose)[1]	5.500	06/01/2015		06/01/2013	A	3,130,910
5,000	NYS Power Authority[1]	5.875	01/01/2010		07/01/2009	A	5,118
35,390,000	NYS UDC (South Mall) CAB[1]	5.648[10]	01/01/2011		12/12/2009	C	31,782,697
280,000	NYS UDC (South Mall) CAB[1]	5.800[10]	01/01/2011		12/12/2009	C	250,449
255,000	NYS UDC (South Mall) CAB[1]	6.042[10]	01/01/2011		12/12/2009	C	228,087
4,000,000	NYS UDC (Subordinated Lien)[1]	5.125	07/01/2020		07/01/2014	A	4,053,520
1,000,000	NYS UDC (Subordinated Lien)[1]	5.125	07/01/2021		07/01/2014	A	1,004,750
6,765,000	NYS UDC (Subordinated Lien)[1]	5.500	07/01/2016		07/01/2009	A	6,782,792
6,665,000	NYS UDC (Subordinated Lien)[1]	5.500	07/01/2022	[2]	07/01/2009	A	6,678,463
6,720,000	NYS UDC (Subordinated Lien)[1]	5.600	07/01/2026	[2]	07/01/2009	A	6,729,206
70,000	Oneida County, NY GO1	5.400	03/15/2011		03/15/2009	A	70,455
2,285,000	Oneida County, NY IDA (Faxton Hospital)[1]	6.625	01/01/2015	[2]	01/01/2010	A	2,329,375
1,190,000	Oneida County, NY IDA (Presbyterian Home)[1]	5.250	03/01/2019		03/01/2010	A	1,193,273
1,615,000	Oneida County, NY IDA (Presbyterian Home)[1]	6.100	06/01/2020		06/01/2010	A	1,651,790
1,000,000	Oneida County, NY IDA (Presbyterian Home)[1]	6.250	06/01/2015		06/01/2010	A	1,040,270
15,000	Onondaga County, NY GO1	5.000	02/15/2011		02/15/2009	A	15,039
1,135,000	Onondaga County, NY IDA (Coltec Industries)[1]	9.875	10/01/2010		04/01/2009	A	1,190,331
920,000	Onondaga County, NY IDA (Le Moyne College)[1]	5.500	03/01/2014		04/08/2012	C	890,312
10,600,000	Onondaga County, NY Res Rec[1]	5.000	05/01/2010		10/24/2009	C	9,998,874
25,000	Ontario County, NY GO1	5.550	08/15/2009		02/15/2009	A	25,127
60,000	Orange County, NY IDA (Orange Mental Retardation Properties)[1]	6.125	05/01/2016	[2]	05/01/2009	A	60,154
5,065,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	6.000	12/01/2016	[2]	09/20/2013	C	5,027,924
1,920,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	6.000	12/01/2016	[2]	09/19/2013	C	1,905,946
45,000	Oswego County, NY IDA (Seneca Hill Manor)[1]	5.550	08/01/2022		08/01/2009	A	45,031
F23 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$3,510,000	Oswego County, NY IDA (Seneca Hill Manor)[1]	5.650%	08/01/2037		04/03/2024	C	$3,393,995
245,000	Otsego County, NY IDA (Bassett Healthcare Project)[1]	5.375	11/01/2020		01/16/2018	C	212,547
1,350,000	Otsego County, NY IDA (Hartwick College)[1]	6.000	07/01/2013		07/01/2013		1,278,032
3,625,000	Otsego County, NY IDA (Mary Imogene Bassett Hospital)[1]	5.350	11/01/2020		01/15/2018	C	3,136,858
35,000	Oyster Bay, NY GO1	5.000	12/01/2018		06/01/2009	A	35,336
50,000	Philadelphia, NY GO1	7.500	12/15/2009		12/15/2009		52,546
88,870,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2022	[2]	01/10/2021	C	70,768,958
43,050,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2025		12/14/2024	C	32,698,628
42,140,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.900	12/01/2017	[2]	06/06/2017	C	37,721,200
18,355,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.250	12/01/2014		12/01/2014		17,468,637
22,710,000	Port Authority NY/NJ (KIAC)[1]	6.750	10/01/2011		05/03/2010	C	21,579,269
27,860,000	Port Authority NY/NJ (KIAC)[1]	6.750	10/01/2019	[2]	09/03/2016	C	22,859,409
20,000	Port Authority NY/NJ, 103rd Series[1]	5.250	12/15/2012		06/15/2009	A	20,051
10,000	Port Authority NY/NJ, 116th Series[1]	5.000	10/01/2012		04/02/2009	A	10,022
100,000	Port Authority NY/NJ, 116th Series[1]	5.000	10/01/2013		04/01/2009	A	100,220
140,000	Port Authority NY/NJ, 116th Series[1]	5.250	10/01/2014		04/01/2009	A	140,340
55,000	Port Authority NY/NJ, 116th Series[1]	5.250	10/01/2015		04/01/2009	A	55,134
815,000	Port Authority NY/NJ, 122nd Series[1]	5.000	07/15/2018		07/15/2018		770,061
30,000	Port Authority NY/NJ, 122nd Series[1]	5.000	07/15/2020		07/15/2020		27,169
165,000	Port Authority NY/NJ, 122nd Series[1]	5.000	07/15/2031		08/23/2029	C	128,938
55,000	Port Authority NY/NJ, 122nd Series[1]	5.000	07/15/2031		08/23/2029	C	42,979
2,000,000	Port Authority NY/NJ, 122nd Series[1]	5.500	07/15/2011		07/15/2009	A	2,021,220
5,170,000	Port Authority NY/NJ, 122nd Series[1]	5.500	07/15/2015		07/15/2010	A	5,176,669
65,000	Port Authority NY/NJ, 123rd Series[1]	5.000	07/15/2028		02/06/2027	C	62,951
30,000	Port Authority NY/NJ, 124th Series[1]	4.800	08/01/2018		08/01/2018		27,605
1,695,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2019		08/01/2019		1,566,773
20,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2021		08/01/2021		17,790
265,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2022		08/01/2022		232,683
325,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2024		08/01/2024		279,032
100,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2025		08/01/2025		84,762
60,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2031		09/08/2029	C	46,704
15,000	Port Authority NY/NJ, 126th Series[1]	5.000	11/15/2024		11/15/2024		12,809
85,000	Port Authority NY/NJ, 126th Series[1]	5.125	11/15/2032		05/20/2032	C	66,705
230,000	Port Authority NY/NJ, 127th Series[1]	5.000	12/15/2022		12/15/2022		201,183
F24 | LIMITED TERM NEW YORK MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

New York Continued
$30,000	Port Authority NY/NJ, 127th Series[1]	5.000%	12/15/2024	12/15/2024		$25,680
1,500,000	Port Authority NY/NJ, 131st Series[1]	5.000	12/15/2020	12/15/2020		1,350,015
10,000	Port Authority NY/NJ, 131st Series[1]	5.000	12/15/2026	06/15/2026		8,359
13,745,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2021	09/01/2021		12,539,838
14,110,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2022	09/01/2022		12,723,693
10,205,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2025	09/01/2025		8,897,740
9,000,000	Port Authority NY/NJ, 143rd Series[1]	5.000	10/01/2021	10/01/2021		8,227,620
2,000,000	Port Authority NY/NJ, 147th Series[1]	5.000	10/15/2026	10/15/2026		1,724,020
13,000,000	Port Authority NY/NJ, 151st Series[1]	5.750	03/15/2035	11/30/2031	C	11,585,340
1,355,000	Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)[1]	5.900	08/01/2020	07/12/2015	C	1,350,650
1,200,000	Rensselaer County, NY IDA (Franciscan Heights)[1]	5.375	12/01/2025	08/06/2023	C	1,077,372
40,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.125	08/01/2029	10/07/2028	C	35,268
50,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.500	08/01/2022	10/11/2021	C	48,715
2,470,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.200	06/01/2025	03/04/2011	C	1,890,365
1,490,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.750	06/01/2043	09/04/2024	C	1,028,681
75,000	Rensselaer, NY Hsg. Authority (Renwyck)[1]	7.650	01/01/2011	07/01/2009	A	75,215
50,000	Rensselaer, NY Municipal Leasing Corp. (Rensselaer County Nursing Home)[1]	6.900	06/01/2024	04/22/2018	C	48,141
920,000	Riverhead, NY HDC (Riverpointe Apartments)[1]	5.850	08/01/2010	09/10/2009	C	897,524
30,000	Rockland County, NY Solid Waste Management Authority	5.625	12/15/2014	06/15/2009	A	30,015
55,000	Rockland County, NY Solid Waste Management Authority[1]	5.750	12/15/2018	08/14/2016	C	52,512
9,325,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.500	08/15/2025	09/17/2014	C	7,381,763
80,000	Rome, NY HDC, Series A1	6.250	01/01/2024	07/01/2009	A	80,454
500,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Benedict Community Health Center)[1]	5.000	12/01/2014	12/01/2014		478,735
3,725,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Benedict Community Health Center)[1]	5.750	12/01/2023	11/16/2019	C	3,234,194
6,540,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Benedict Community Health Center)[1]	5.750	12/01/2033	11/17/2029	C	5,096,687
3,405,000	Schenectady, NY Metroplex Devel. Authority, Series A1	5.375	12/15/2021	04/21/2018	C	3,312,690
F25 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$25,000	Scotia, NY GO1	6.100%	01/15/2012		07/15/2009	A	$25,541
870,000	SONYMA, Series 101[1]	5.000	10/01/2018		10/06/2017	C	825,595
25,000	SONYMA, Series 101[1]	5.250	04/01/2022		10/18/2020	C	22,809
2,380,000	SONYMA, Series 101[1]	5.350	10/01/2026		06/26/2025	C	2,085,332
1,530,000	SONYMA, Series 145[1]	4.950	10/01/2023		12/03/2020	C	1,313,536
35,000	SONYMA, Series 27[1]	5.250	04/01/2013		04/01/2010	A	35,168
11,465,000	SONYMA, Series 29[1]	5.400	10/01/2022	[2]	08/10/2020	C	10,618,424
27,260,000	SONYMA, Series 29[1]	5.450	10/01/2031		01/28/2028	C	24,557,989
400,000	SONYMA, Series 31[1]	5.200	10/01/2021		10/01/2021		364,076
485,000	SONYMA, Series 31[1]	5.300	10/01/2031		08/13/2027	C	402,303
140,000	SONYMA, Series 63[1]	5.600	10/01/2010		04/01/2009	A	140,511
100,000	SONYMA, Series 63[1]	5.700	04/01/2011		04/01/2009	A	100,297
85,000	SONYMA, Series 63[1]	5.700	10/01/2011		04/01/2009	A	85,231
75,000	SONYMA, Series 65[1]	5.300	10/01/2009		07/01/2009	A	75,768
10,000	SONYMA, Series 65[1]	5.550	10/01/2012		07/01/2009	A	10,043
100,000	SONYMA, Series 67[1]	5.600	10/01/2014	[2]	09/01/2009	A	100,291
195,000	SONYMA, Series 67[1]	5.600	10/01/2014		09/01/2009	A	195,593
1,065,000	SONYMA, Series 67[1]	5.700	10/01/2017	[2]	09/01/2009	A	1,066,938
8,445,000	SONYMA, Series 67[1]	5.800	10/01/2028	[2]	09/01/2009	A	8,445,338
20,000	SONYMA, Series 67[1]	5.800	10/01/2028		01/30/2024	C	19,355
50,000	SONYMA, Series 69[1]	5.400	10/01/2019		01/05/2019	C	48,076
150,000	SONYMA, Series 69[1]	5.400	10/01/2019		01/05/2019	C	143,997
7,690,000	SONYMA, Series 69[1]	5.500	10/01/2028		09/29/2026	C	7,299,733
10,000	SONYMA, Series 71[1]	4.900	04/01/2009		04/01/2009		10,048
375,000	SONYMA, Series 71[1]	5.350	10/01/2018		10/01/2018		366,619
4,870,000	SONYMA, Series 71[1]	5.400	04/01/2029		08/26/2025	C	4,173,298
270,000	SONYMA, Series 73-A1	5.250	10/01/2017		05/18/2014	C	265,577
50,000	SONYMA, Series 73-B1	5.450	10/01/2024	[2]	08/13/2021	C	48,129
15,000	SONYMA, Series 77[1]	5.600	04/01/2010		11/23/2009	A	15,195
375,000	SONYMA, Series 77[1]	5.700	04/01/2011		11/23/2009	A	382,039
55,000	SONYMA, Series 79[1]	5.250	10/01/2021		10/01/2021		50,436
10,000	SONYMA, Series 79[1]	5.250	10/01/2021		01/25/2020	C	9,187
765,000	SONYMA, Series 79[1]	5.300	04/01/2029		07/12/2026	C	647,152
2,140,000	SONYMA, Series 80[1]	5.100	10/01/2017	[2]	03/01/2011	A	2,154,231
5,350,000	SONYMA, Series 82[1]	5.550	10/01/2019	[2]	02/13/2019	C	5,215,662
1,635,000	SONYMA, Series 83[1]	5.450	04/01/2018	[2]	10/01/2009	A	1,641,475
45,000	SONYMA, Series 83[1]	5.550	10/01/2027		04/08/2027	C	42,589
100,000	SONYMA, Series 91[1]	5.300	10/01/2009		07/01/2009	A	101,048
4,550,000	SONYMA, Series 92[1]	5.750	04/01/2020		03/29/2019	C	4,498,767
6,150,000	SONYMA, Series 97[1]	5.400	10/01/2021	[2]	11/11/2019	C	5,743,239
500,000	SONYMA, Series 98[1]	5.050	10/01/2017		04/01/2011	A	502,915
F26 | LIMITED TERM NEW YORK MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$385,000	Spring Valley, NY (Quality Redevel.)[1]	5.000%	06/15/2021		06/15/2021		$356,071
405,000	Spring Valley, NY (Quality Redevel.)[1]	5.000	06/15/2022		06/15/2022		370,474
300,000	Spring Valley, NY GO1	5.000	05/01/2020		05/01/2020		282,309
310,000	Spring Valley, NY GO1	5.000	05/01/2021		05/01/2021		286,976
325,000	Spring Valley, NY GO1	5.000	05/01/2022		05/01/2022		297,583
335,000	Spring Valley, NY GO1	5.000	05/01/2023		05/01/2023		304,056
350,000	Spring Valley, NY GO1	5.000	05/01/2024		05/01/2024		313,905
365,000	Spring Valley, NY GO1	5.000	05/01/2025		05/01/2025		323,368
3,640,000	St. Lawrence County, NY IDA (Curran Renewable Energy)[1]	6.200	12/01/2017		06/01/2014	C	2,905,848
670,000	Suffolk County, NY IDA (ALIA- CCDRCA)[1]	7.000	06/01/2016		04/10/2013	C	583,483
500,000	Suffolk County, NY IDA (ALIA-Civic Facility)[1]	5.950	11/01/2022		11/01/2022		362,275
165,000	Suffolk County, NY IDA (ALIA-Civic Facility)	6.000	11/01/2017		11/01/2017		129,885
685,000	Suffolk County, NY IDA (ALIA-Civic Facility)[1]	6.000	11/01/2017		11/01/2017		539,218
810,000	Suffolk County, NY IDA (ALIA-FREE)[1]	7.000	06/01/2016		04/05/2013	C	705,405
275,000	Suffolk County, NY IDA (ALIA-IGHL)	5.950	11/01/2022		11/01/2022		199,251
440,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	6.500	12/01/2013		06/07/2011	C	381,828
800,000	Suffolk County, NY IDA (ALIA-LIHIA)[1]	5.950	11/01/2022		11/01/2022		579,640
300,000	Suffolk County, NY IDA (ALIA-NYS ARC)	5.950	11/01/2022		11/01/2022		217,365
300,000	Suffolk County, NY IDA (ALIA-WORCA)	5.950	11/01/2022		11/01/2022		217,365
380,000	Suffolk County, NY IDA (ALIA-WORCA)[1]	7.000	06/01/2016		04/09/2013	C	330,931
300,000	Suffolk County, NY IDA (Catholic Charities)[1]	6.000	10/01/2020		12/27/2014	C	230,295
305,000	Suffolk County, NY IDA (DDI)[1]	6.000	10/01/2020		12/27/2014	C	234,133
305,000	Suffolk County, NY IDA (DDI)[1]	6.000	10/01/2020		12/27/2014	C	233,051
1,065,000	Suffolk County, NY IDA (Dowling College)[1]	5.000	06/01/2018		06/01/2018		766,438
150,000	Suffolk County, NY IDA (Family Residences)	6.000	10/01/2015		08/12/2012	C	125,585
420,000	Suffolk County, NY IDA (Family Residences), Series A1	6.375	12/01/2018		12/20/2013	C	334,538
2,870,000	Suffolk County, NY IDA (Family Residences), Series A1	6.375	12/01/2018		10/03/2014	C	2,286,012
615,000	Suffolk County, NY IDA (Independent Group Home Living)[1]	6.000	10/01/2020		06/27/2015	C	472,105
505,000	Suffolk County, NY IDA (L.I. Network Community Services)[1]	7.000	02/01/2014		08/01/2010	C	449,097
290,000	Suffolk County, NY IDA (Mattituck- Laurel Library)[1]	6.000	09/01/2019	[2]	09/01/2010	A	300,605
F27 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$365,000	Suffolk County, NY IDA (Nassau- Suffolk Services for Autism)[1]	6.250%	11/01/2016		03/22/2013	C	$294,697
135,000	Suffolk County, NY IDA (Nassau- Suffolk Services for Autism)	6.250	11/01/2016		04/13/2013	C	108,998
810,000	Suffolk County, NY IDA (Pederson- Krager Center)[1]	6.375	11/01/2015		08/07/2012	C	683,608
700,000	Suffolk County, NY IDA (Pederson- Krager Center)[1]	6.400	02/01/2015		10/23/2011	C	600,432
225,000	Suffolk County, NY IDA (Suffolk Hotels)	6.000	10/01/2020		12/27/2014	C	172,721
500,000	Suffolk County, NY IDA (WORCA)[1]	6.000	10/01/2020		06/27/2015	C	383,825
100,000	Suffolk County, NY Water Authority[1]	5.750	06/01/2010		06/01/2009	D	106,058
2,150,000	Sullivan County, NY IDA (Center for Discovery)[1]	5.625	06/01/2013		12/21/2010	C	1,909,265
5,000,000	Sullivan County, NY IDA (Center for Discovery)[1]	5.875	07/01/2022		11/11/2016	C	3,429,550
6,100,000	Sullivan County, NY IDA (Center for Discovery)[1]	6.375	02/01/2020		12/09/2014	C	4,871,948
30,000	Syracuse, NY Hsg. Authority[1]	5.400	09/01/2021		09/01/2021		29,531
2,790,000	Syracuse, NY Hsg. Authority (LRRHCF)[1]	5.800	08/01/2037		08/03/2022	C	2,717,711
260,000	Syracuse, NY IDA (Crouse Irving Companies)[1]	5.250	01/01/2017		01/01/2010	A	262,215
465,000	Syracuse, NY IDA (Crouse Irving Health Hospital)[1]	5.125	01/01/2009		01/01/2009		465,000
620,000	Syracuse, NY IDA (One Center Armory Garage)[4]	6.750	12/01/2017		12/06/2013	C	573,351
900,000	Tompkins County, NY IDA (Kendall at Ithaca)[1]	5.750	07/01/2018		08/11/2016	C	847,548
2,000,000	Tompkins County, NY IDA (Kendall at Ithaca)[1]	6.000	07/01/2024		08/01/2022	C	1,758,520
120,000	Tompkins, NY Health Care Corp. (Reconstruction Home)[1]	5.875	02/01/2033		02/13/2017	C	116,064
255,000	Tompkins, NY Health Care Corp. (Reconstruction Home)[1]	10.800	02/01/2028	[2]	02/01/2009	A	273,750
355,000	Tonawanda, NY Senior Citizen Hsg. Corp.[1]	6.500	12/01/2010		07/27/2010	C	352,845
995,000	UCP/HCA of Chemung County, NY1	6.600	08/01/2022		08/01/2009	A	1,001,209
10,000	Ulster County, NY GO1	5.400	11/15/2013		05/15/2009	A	10,133
10,000	Ulster County, NY GO1	5.400	11/15/2015		05/15/2009	A	10,133
25,000	Ulster County, NY GO1	5.500	11/15/2012		05/15/2009	A	25,338
155,000	Ulster County, NY Res Rec[1]	5.000	03/01/2016		03/01/2016		158,379
160,000	Ulster County, NY Res Rec[1]	5.000	03/01/2017		03/01/2016	A	162,386
170,000	Ulster County, NY Res Rec[1]	5.000	03/01/2018		03/01/2016	A	170,131
830,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	0.000[3]	06/01/2040		09/14/2026	C	658,987
F28 | LIMITED TERM NEW YORK MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

New York Continued
$360,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.000%	06/01/2040		06/04/2028	C	$260,338
25,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.250	06/01/2025		12/29/2017	C	21,044
10,795,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.750	06/01/2030	[2]	06/04/2020	C	9,098,242
295,000	Utica, NY GO1	6.200	01/15/2014		01/15/2010	A	314,376
320,000	Utica, NY GO1	6.250	01/15/2015		01/15/2010	A	341,184
75,000	Utica, NY IDA (Munson-Williams- Proctor Arts Institute)[1]	5.400	07/15/2030		01/17/2027	C	74,152
25,000	Utica, NY IDA (Munson-Williams- Proctor Arts Institute)[1]	5.500	07/15/2029		07/15/2011	A	25,035
930,000	Utica, NY IDA (Utica College Civic Facility)[1]	6.375	12/01/2011		06/29/2010	C	901,440
250,000	Utica, NY SCHC (Multifamily), Series A1	5.550	12/01/2017		06/01/2009	A	252,618
15,000	Victor, NY GO1	4.800	12/15/2017		06/15/2009	A	15,210
100,000	Westchester County, NY GO1	5.375	12/15/2012		06/15/2009	A	100,436
50,000	Westchester County, NY GO1	5.375	12/15/2013		06/15/2009	A	50,186
45,000	Westchester County, NY Healthcare Corp., Series B1	5.375	11/01/2020		09/03/2020	C	43,678
55,000	Westchester County, NY IDA (Beth Abraham Hospital)	7.250	12/01/2009		03/02/2009	C	54,348
50,000	Westchester County, NY IDA (Children’s Village)[1]	5.100	03/15/2009		03/15/2009		49,719
200,000	Westchester County, NY IDA (Clearview School)	6.600	01/01/2014		12/27/2010	C	176,284
1,115,000	Westchester County, NY IDA (Guiding Eyes for the Blind)[1]	4.500	08/01/2012		08/31/2010	C	1,117,743
15,000	Westchester County, NY IDA (JDAM)	6.500	04/01/2009	[2]	04/01/2009		14,977
1,130,000	Westchester County, NY IDA (JDAM)[1]	6.750	04/01/2016	[2]	06/29/2013	C	1,070,720
2,100,000	Westchester County, NY IDA (Rippowam-Cisqua School)[1]	5.750	06/01/2029		02/07/2021	C	1,797,642
1,715,000	Westchester County, NY IDA (Schnurmacher Center)[1]	6.000	11/01/2011		04/03/2009	C	1,616,456
130,000	Westchester County, NY IDA (Westchester Airport Assoc.)[1]	5.850	08/01/2014		10/01/2012	C	129,990
690,000	Westchester County, NY IDA (Westchester Airport Assoc.)[1]	5.950	08/01/2024	[2]	09/29/2020	C	617,364
250,000	Westchester County, NY IDA (Westchester Resco Company)[1]	5.500	07/01/2009		07/01/2009		248,423
25,000	Westchester County, NY IDA (Westchester Resco Company)[1]	5.750	07/01/2009		07/01/2009		25,078
70,000	Westchester County, NY IDA (Winward School)[1]	5.200	10/01/2021		12/14/2018	C	58,930
F29 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

New York Continued
$11,090,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	4.500%	06/01/2021	08/03/2010	C	$9,721,161
8,600,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2026	07/07/2014	C	5,930,818
95,000	White Plains, NY HDC (Battle Hill)[1]	6.650	02/01/2025	02/01/2009	A	95,039
3,345,000	Yates County, NY IDA (SSMH)[1]	5.650	02/01/2039	03/03/2019	C	3,115,934
165,000	Yonkers, NY IDA (Michael Malotz Skilled Nursing Pavilion)[1]	5.450	02/01/2029	09/04/2011	C	154,772
165,000	Yonkers, NY IDA (Michael Malotz Skilled Nursing Pavilion)[1]	5.650	02/01/2039	04/07/2023	C	153,490
1,455,000	Yonkers, NY IDA (Monastery Manor Associates)[1]	5.000	04/01/2025	05/06/2023	C	1,263,929
1,965,000	Yonkers, NY IDA (St. John’s Riverside Hospital)[1]	6.800	07/01/2016	05/06/2013	C	1,668,933

						2,766,529,155

U.S. Possessions — 21.2%
5,000,000	Guam Airport Authority, Series C1	5.375	10/01/2019	10/01/2019		4,543,950
6,000,000	Guam Airport Authority, Series C1	5.375	10/01/2020	10/01/2020		5,320,380
192,000	Guam EDA (TASC)[1]	5.300	05/15/2014	05/15/2014		220,737
10,000	Guam International Airport Authority[1]	5.000	10/01/2023	10/01/2023		8,071
25,000	Guam Power Authority, Series A1	5.000	10/01/2024	07/23/2023	C	19,296
520,000	Guam Power Authority, Series A1	5.250	10/01/2013	11/07/2011	C	484,994
35,000	Guam Power Authority, Series A1	5.250	10/01/2013	11/07/2011	C	33,459
655,000	Guam Power Authority, Series A1	5.250	10/01/2023	09/02/2019	C	525,251
710,000	Guam Power Authority, Series A1	5.250	10/01/2023	09/02/2019	C	582,285
40,000	Guam Power Authority, Series A1	5.250	10/01/2034	11/06/2032	C	29,546
230,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)	5.250	06/01/2032	06/01/2017	A	151,855
100,000	Northern Mariana Islands Commonwealth, Series A1	6.750	10/01/2033	09/02/2012	C	74,324
375,000	Puerto Rico Children’s Trust Fund (TASC)[1]	4.100	05/15/2013	05/15/2013		339,405
200,000	Puerto Rico Children’s Trust Fund (TASC)[1]	4.250	05/15/2014	05/15/2014		176,816
205,475,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	10/31/2013	C	139,067,535
68,875,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500	05/15/2039	08/02/2020	C	45,701,318
30,755,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625	05/15/2043	09/24/2022	C	20,581,554
10,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.750	07/01/2020	09/07/2009	B	10,440
6,250,000	Puerto Rico Commonwealth GO1	5.000	07/01/2024	07/01/2024		4,836,938
5,970,000	Puerto Rico Commonwealth GO1	5.000	07/01/2025	07/01/2025		4,561,199
50,000	Puerto Rico Commonwealth GO1	5.000	07/01/2026	06/21/2026	C	37,809
50,000	Puerto Rico Commonwealth GO1	5.000	07/01/2028	08/05/2026	C	37,176
7,000,000	Puerto Rico Commonwealth GO1	5.250	01/01/2015	01/01/2015		6,778,030
F30 | LIMITED TERM NEW YORK MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

U.S. Possessions Continued
$880,000	Puerto Rico Commonwealth GO1	5.250%	07/01/2018		07/01/2018		$772,763
900,000	Puerto Rico Commonwealth GO1	5.250	07/01/2019		07/01/2019		776,412
2,430,000	Puerto Rico Commonwealth GO1	5.250	07/01/2021		07/01/2021		2,003,462
3,400,000	Puerto Rico Commonwealth GO1	5.250	07/01/2022		07/01/2022		2,772,496
7,350,000	Puerto Rico Commonwealth GO1	5.250	07/01/2022		07/01/2022		5,993,484
2,315,000	Puerto Rico Commonwealth GO1	5.250	07/01/2022		07/01/2022		1,887,744
7,395,000	Puerto Rico Commonwealth GO1	5.250	07/01/2023		07/01/2023		5,944,914
11,000,000	Puerto Rico Commonwealth GO1	5.250	07/01/2023		07/01/2023		8,843,010
4,575,000	Puerto Rico Commonwealth GO1	5.250	07/01/2023		07/01/2023		3,677,888
15,850,000	Puerto Rico Commonwealth GO1	5.250	07/01/2024		07/01/2024		12,626,269
21,785,000	Puerto Rico Commonwealth GO1	5.250	07/01/2025		07/01/2025		17,154,163
4,750,000	Puerto Rico Commonwealth GO1	5.250	07/01/2027		07/01/2027		3,678,163
1,925,000	Puerto Rico Commonwealth GO1	5.250	07/01/2027	[2]	09/26/2026	C	1,688,841
5,000,000	Puerto Rico Commonwealth GO1	5.250	07/01/2030		07/01/2030		3,792,850
2,840,000	Puerto Rico Commonwealth GO1	5.250	07/01/2030		07/01/2030		2,154,339
14,750,000	Puerto Rico Commonwealth GO1	5.250	07/01/2032		07/01/2032		11,031,083
11,735,000	Puerto Rico Commonwealth GO1	5.250	07/01/2032		10/01/2031	C	8,776,254
6,060,000	Puerto Rico Commonwealth GO1	5.375	07/01/2028		07/01/2028		4,736,011
18,600,000	Puerto Rico Commonwealth GO1	5.500	07/01/2023		07/01/2023		15,359,694
275,000	Puerto Rico Commonwealth GO1	5.625	07/01/2019		07/01/2019		244,769
10,000	Puerto Rico Electric Power Authority, Series EE1	5.250	07/01/2014		07/01/2009	A	10,168
4,200,000	Puerto Rico Electric Power Authority, Series UU4	3.301[5]	07/01/2031		07/04/2028	C	1,974,000
85,000	Puerto Rico HFA[1]	5.000	12/01/2020		12/01/2013	A	85,715
37,000,000	Puerto Rico HFA (Vivienda Modernization)[1]	4.750	10/01/2011		10/01/2009	A	37,088,060
105,000	Puerto Rico HFC[1]	5.100	12/01/2018		04/24/2016	C	103,423
90,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2022		01/21/2021	C	71,493
35,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2028		02/20/2026	C	26,023
230,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2020		07/01/2020		202,901
5,000	Puerto Rico Highway & Transportation Authority, Series A1	5.000	07/01/2028		05/21/2024	C	3,718
7,000,000	Puerto Rico Highway & Transportation Authority, Series E1	5.750	07/01/2024		07/01/2024		5,894,070
4,355,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2021		07/01/2021		3,502,901
11,000,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2022		07/01/2022		8,738,070
F31 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

U.S. Possessions Continued
$12,275,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000%	07/01/2023		07/01/2023		$9,599,296
12,760,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2024		07/01/2024		9,875,092
4,545,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2025		07/01/2025		3,472,471
2,000,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2026		07/01/2026		1,512,340
1,000,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2027		07/01/2027		749,600
16,800,000	Puerto Rico Highway & Transportation Authority, Series N4	3.131[5]	07/01/2045		07/04/2043	C	6,048,000
780,000	Puerto Rico Infrastructure[1]	5.000	07/01/2019		07/01/2019		658,648
35,000	Puerto Rico Infrastructure[1]	5.500	10/01/2040		10/01/2011	A	35,441
55,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375	02/01/2019		06/07/2015	C	43,144
18,425,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	[2]	10/16/2024	C	15,006,057
1,500,000	Puerto Rico ITEMECF (Dr. Pila Hospital)[1]	6.125	08/01/2025		08/01/2025		1,487,430
75,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)[1]	5.625	07/01/2015		07/01/2009	A	75,047
95,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	5.500	07/01/2026		11/08/2022	C	76,414
700,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.250	07/01/2016		07/01/2009	A	700,175
75,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.125	11/15/2025		12/28/2023	C	71,349
750,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.375	11/15/2015		11/15/2010	A	790,763
2,000,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.500	11/15/2020		11/15/2011	A	2,017,520
25,000	Puerto Rico ITEMECF (InterAmerican University)[1]	5.000	10/01/2022		04/23/2021	C	19,801
1,275,000	Puerto Rico ITEMECF (Mennonite General Hospital)[1]	6.500	07/01/2012		08/16/2010	C	1,150,190
235,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)[1]	6.400	05/01/2009		05/01/2009		232,164
2,250,000	Puerto Rico ITEMECF (SEAM/Hospital Espanol Auxillio Obligated Group)[1]	6.250	07/01/2024		04/25/2021	C	2,071,980
9,400,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2023		08/01/2023		7,550,174
5,000,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2024		08/01/2024		3,979,750
F32 | LIMITED TERM NEW YORK MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

U.S. Possessions Continued
$230,000	Puerto Rico Municipal Finance Agency, Series A1	5.500%	07/01/2017		03/09/2015	C	$229,167
285,000	Puerto Rico Port Authority, Series D1	6.000	07/01/2021	[2]	09/24/2018	C	266,575
535,000	Puerto Rico Port Authority, Series D1	7.000	07/01/2014	[2]	07/01/2009	A	535,439
6,880,000	Puerto Rico Public Buildings Authority[1]	5.000	07/01/2028		07/01/2012	E	6,281,096
8,530,000	Puerto Rico Public Buildings Authority[1,8]	5.000	07/01/2036		07/01/2012	E	7,787,464
545,000	Puerto Rico Public Buildings Authority[1]	5.125	07/01/2024		01/04/2024	C	427,967
14,280,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2029		03/01/2028	C	10,906,350
13,195,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2026		07/01/2026		10,613,530
75,000	Puerto Rico Public Buildings Authority[1]	5.750	07/01/2010		07/01/2010		74,895
825,000	Puerto Rico Public Buildings Authority, Series G1	5.250	07/01/2019		07/01/2019		711,711
1,000,000	Puerto Rico Public Finance Corp., Series A	4.100	08/01/2029		02/01/2012	E	891,721
58,665,000	Puerto Rico Public Finance Corp., Series A1,8	5.250	08/01/2029		02/01/2012	E	54,347,843
30,080,000	Puerto Rico Public Finance Corp., Series A1,8	5.250	08/01/2030		02/01/2012	E	27,866,413
13,600,000	Puerto Rico Public Finance Corp., Series A1,8	5.250	08/01/2031		02/01/2012	E	12,599,176
54,145,000	Puerto Rico Public Finance Corp., Series A1,8	5.750	08/01/2027		02/01/2012	E	50,887,637
2,750,000	University of Puerto Rico[1]	5.000	06/01/2026		06/01/2026		2,080,870
140,000	University of Puerto Rico[1]	5.500	06/01/2012	[2]	06/23/2011	C	137,353
7,125,000	University of Puerto Rico, Series P1	5.000	06/01/2021		06/01/2021		5,736,195
8,500,000	University of Puerto Rico, Series P1	5.000	06/01/2022		06/01/2022		6,758,010
8,410,000	University of Puerto Rico, Series Q1	5.000	06/01/2023		06/01/2023		6,582,171
300,000	University of Puerto Rico, Series Q1	5.000	06/01/2030		12/22/2028	C	219,780
25,000	V.I. HFA, Series A	6.500	03/01/2025	[2]	07/29/2021	C	24,126
1,000,000	V.I. Port Authority, Series A1	5.250	09/01/2018		06/12/2017	C	939,350
1,000,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	4.700	07/01/2022		10/01/2018	C	586,920
2,650,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	5.875	07/01/2022		10/01/2018	C	1,792,540
1,075,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.250	10/01/2021		10/01/2021		852,583
1,000,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2016		10/01/2016		911,080
2,000,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2022		10/01/2022		1,555,140
2,000,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2023		10/01/2023		1,529,120
10,000,000	V.I. Public Finance Authority, Series A1	5.500	10/01/2015		10/01/2015		9,490,800
180,000	V.I. Public Finance Authority, Series A1	5.500	10/01/2022		01/09/2021	C	149,756
485,000	V.I. Public Finance Authority, Series A1	5.625	10/01/2010		10/14/2009	C	496,393
290,000	V.I. Public Finance Authority, Series A1	5.625	10/01/2025		12/11/2024	C	226,003
F33 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon	Maturity		(Unaudited)*		Value

U.S. Possessions Continued
$10,820,000	V.I. Public Finance Authority, Series A1	6.375%	10/01/2019	[2]	02/27/2016	C	$10,181,404
2,665,000	V.I. Public Finance Authority, Series E1	5.875	10/01/2018		11/12/2016	C	2,308,663
1,015,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	4.750	05/15/2012		05/15/2012		960,413
80,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	4.950	05/15/2014		05/15/2014		73,038
1,330,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2021		12/09/2010	C	1,024,459
1,440,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2031		04/12/2015	C	944,222
1,470,000	V.I. Water & Power Authority[1]	5.375	07/01/2010		07/01/2010		1,446,010

							714,393,748

Total Investments, at Value (Cost $3,986,726,837) — 103.4%							3,480,922,903
Liabilities in Excess of Other Assets — (3.4)							(115,684,120)

Net Assets — 100.0%							$3,365,238,783

Footnotes to Statement of Investments

Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.
A.	Optional call date; corresponds to the most conservative yield calculation.

B.	Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

C.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

D.	Date of prefunded call, or maturity date if escrowed to maturity. E. Date of mandatory put.

E.	Date of mandatory put.

F.	Date of planned principal payment.
1.	All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2.	Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated final maturity.

3.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

4.	Illiquid security. The aggregate value of illiquid securities as of December 31, 2008 was $25,776,705, which represents 0.77% of the Fund’s net assets. See Note 5 of accompanying Notes.

5.	Represents the current interest rate for a variable or increasing rate security.

6.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

7.	Represents the current interest rate for a variable rate bond known as an “inverse floater.” See Note 1 of accompanying Notes.

8.	When-issued security or delayed delivery to be delivered and settled after December 31, 2008. See Note 1 of accompanying Notes.

9.	Subject to a deferred-interest forebearance agreement. Rate shown is current rate. See Note 1 of accompanying Notes.

10.	Zero coupon bond reflects effective yield on the date of purchase.
F34 | LIMITED TERM NEW YORK MUNICIPAL FUND

Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1 — quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2 — inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3 — unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investments was determined based on the following inputs as of December 31, 2008:

	Investments in	Other Financial
Valuation Description	Securities	Instruments*

Level 1 — Quoted Prices	$—	$—
Level 2 — Other Significant Observable Inputs	3,475,202,903	—
Level 3 — Significant Unobservable Inputs	5,720,000	—

Total	$3,480,922,903	$—

*	Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.
See accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
F35 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued
Portfolio Abbreviations December 31, 2008
To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down	JFK	John Fitzgerald Kennedy
	Syndrome	KR	Kateri Residence
ACLD	Adults and Children with Learning and	L.I.	Long Island
	Developmental Disabilities	LGSC	Local Government Services Corp.
ALIA	Alliance of Long Island Agencies	LIHIA	Long Island Head Injury Assoc.
ARC	Assoc. of Retarded Citizens	LILCO	Long Island Lighting Corp.
BFCC	Brookdale Family Care Center	LRRHCF	Loretto Rest Residential Health Care
BID	Business Improvement District		Facility
BOCES	Board of Cooperative Educational	MMC	Mercy Medical Center
	Services	MMWNHC	Mary Manning Walsh Nursing Home
CAB	Capital Appreciation Bond		Company
CCDRCA	Catholic Charities of the Diocese of	MSH/NYU	Mount Sinai Hospital/New York
	Rockville Centre and Affiliates		University
CHSLI	Catholic Health Services of Long Island	MTA	Metropolitan Transportation Authority
CMA	Community Mainstreaming Associates,	NSUH	North Shore University Hospital
	Inc.	NY/NJ	New York/New Jersey
COP	Certificates of Participation	NYC	New York City
CRR	Center for Rapid Recovery	NYS	New York State
CSMR	Community Services for the Mentally	NYU	New York University
	Retarded	RIBS	Residual Interest Bonds
Con Ed	Consolidated Edison Company	Res Rec	Resource Recovery Facility
DA	Dormitory Authority	ROLs	Residual Option Longs
DDI	Developmental Disabilities Institute	SCHC	Senior Citizen Housing Corp.
DRIVERS	Derivative Inverse Tax Exempt Receipts	SCHRC	St. Charles Hospital and Rehabilitation
EDA	Economic Devel. Authority		Center
EFC	Environmental Facilities Corp.	SCSB	Schuyler Community Services Board
ERDA	Energy Research and Devel. Authority	SCSMC	St. Catherine of Sienna Medical Center
FNHC	Ferncilff Nursing Home Company	SEAM	Sociedad Espanola de Auxilio Mutuo
FREE	Family Residences and Essential	SFH	St. Francis Hospital
	Enterprises	SONYMA	State of New York Mortgage Agency
GO	General Obligation	SSMH	Soldiers and Sailors Memorial Hospital
GSHMC	Good Samaritan Hospital Medical	SUNY	State University of New York
	Center	SV	Sienna Village
HDC	Housing Devel. Corp.	TASC	Tobacco Settlement Asset-Backed Bonds
HFA	Housing Finance Agency	TFABs	Tobacco Flexible Amortization Bonds
HFC	Housing Finance Corp.	UCP/HCA	United Cerebral Palsy Assoc. and
HJDOI	Hospital for Joint Diseases Orthopedic		Handicapped Children’s Assoc.
	Institute	UDC	Urban Devel. Corp.
HKSB	Helen Keller Services for the Blind	USBFCC	Urban Strategies Brookdale Family Care
IDA	Industrial Devel. Agency		Center
IGHL	Independent Group Home for Living	V.I.	United States Virgin Islands
ITEMECF	Industrial, Tourist, Educational, Medical	WORCA	Working Organization for Retarded
	and Environmental Community Facilities		Children and Adults
JDAM	Julia Dyckman Andrus Memorial	YMCA	Young Men’s Christian Assoc.
See accompanying Notes to Financial Statements.
F36 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES December 31, 2008

Assets
Investments, at value (cost $3,986,726,837) — see accompanying statement of investments	$3,480,922,903
Cash	838,001
Receivables and other assets:
Interest	58,457,846
Investments sold	25,693,579
Shares of beneficial interest sold	11,040,056
Other	7,698,513

Total assets	3,584,650,898

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	142,880,000
Investments purchased (including $39,025,198 purchased on a when-issued or delayed delivery basis)	47,035,418
Shares of beneficial interest redeemed	13,552,820
Payable on borrowings (See Note 6)	12,500,000
Distribution and service plan fees	2,076,023
Trustees’ compensation	765,256
Transfer and shareholder servicing agent fees	132,106
Interest expense on borrowings	102,638
Shareholder communications	100,677
Dividends	3,080
Other	264,097

Total liabilities	219,412,115

Net Assets	$3,365,238,783

Composition of Net Assets
Paid-in capital	$3,937,595,140
Accumulated net investment income	10,053,014
Accumulated net realized loss on investments	(76,605,437)
Net unrealized depreciation on investments	(505,803,934)

Net Assets	$3,365,238,783

F37 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,355,061,720 and 825,768,908 shares of beneficial interest outstanding)	$2.85
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)	$2.95

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $90,496,715 and 31,778,200 shares of beneficial interest outstanding)	$2.85

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $919,680,348 and 323,783,448 shares of beneficial interest outstanding)	$2.84
See accompanying Notes to Financial Statements.
F38 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF OPERATIONS For the Year Ended December 31, 2008

Investment Income
Interest	$216,546,677
Other income	1,516

Total investment income	216,548,193

Expenses
Management fees	15,891,889
Distribution and service plan fees:
Class A	6,918,244
Class B	1,571,725
Class C	10,534,518
Transfer and shareholder servicing agent fees:
Class A	805,926
Class B	121,938
Class C	449,574
Shareholder communications:
Class A	157,532
Class B	30,109
Class C	74,099
Interest expense and fees on short-term floating rate notes issued (See Note 1)	4,153,451
Borrowing fees	2,382,848
Interest expense on borrowings	1,364,485
Accounting service fees	1,196,648
Trustees’ compensation	276,440
Custodian fees and expenses	80,567
Other	523,967

Total expenses	46,533,960
Less reduction to custodian expenses	(3,735)

Net expenses	46,530,225

Net Investment Income	170,017,968

Realized and Unrealized Loss
Net realized loss on investments	(72,595,006)
Net change in unrealized depreciation on investments	(524,886,215)

Net Decrease in Net Assets Resulting from Operations	$(427,463,253)

See accompanying Notes to Financial Statements.
F39 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended December 31,	2008	2007

Operations
Net investment income	$170,017,968	$159,608,127
Net realized gain (loss)	(72,595,006)	699,756
Net change in unrealized appreciation (depreciation)	(524,886,215)	(101,414,564)

Net increase (decrease) in net assets resulting from operations	(427,463,253)	58,893,319

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(124,733,795)	(111,845,105)
Class B	(5,859,697)	(9,139,799)
Class C	(39,698,693)	(36,158,775)

	(170,292,185)	(157,143,679)

Beneficial Interest Transactions
Net decrease in net assets resulting from beneficial interest transactions:
Class A	28,554,138	26,146,638
Class B	(118,248,272)	(83,701,041)
Class C	27,484,324	(27,123,556)

	(62,209,810)	(84,677,959)

Net Assets
Total decrease	(659,965,248)	(182,928,319)
Beginning of period	4,025,204,031	4,208,132,350

End of period (including accumulated net investment income of $10,053,014 and $10,327,231, respectively)	$3,365,238,783	$4,025,204,031

See accompanying Notes to Financial Statements.
F40 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF CASH FLOWS For the Year Ended December 31, 2008

Cash Flows from Operating Activities
Net decrease in net assets from operations	$(427,463,253)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(698,067,523)
Proceeds from disposition of investment securities	1,015,828,977
Short-term investment securities, net	(234,792,699)
Premium amortization	15,560,633
Discount accretion	(5,177,126)
Net realized loss on investments	72,595,006
Net change in unrealized depreciation on investments	524,886,215
Increase in interest receivable	(5,323,932)
Increase in receivable for securities sold	(2,044,693)
Increase in other assets	(7,614,024)
Increase in payable for securities purchased	35,273,352
Increase in payable for accrued expenses	229,944

Net cash provided by operating activities	283,890,877

Cash Flows from Financing Activities
Proceeds from bank borrowings	1,446,300,000
Payments on bank borrowings	(1,467,500,000)
Payments on short-term floating rate notes issued	(35,985,000)
Proceeds from shares sold	1,231,754,420
Payments on shares redeemed	(1,400,991,884)
Cash distributions paid	(57,993,622)

Net cash used in financing activities	(284,416,086)
Net decrease in cash	(525,209)
Cash, beginning balance	1,363,210

Cash, ending balance	$838,001

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $125,335,695
Cash paid for interest on bank borrowings — $1,323,363
Cash paid for interest on short-term floating rate notes issued — $4,153,451
See accompanying Notes to Financial Statements.
F41 | LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Class A Year Ended December 31,	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$3.32	$3.40	$3.36	$3.33	$3.32
Income (loss) from investment operations:
Net investment income[1]	.14	.14	.14	.14	.14
Net realized and unrealized gain (loss)	(.47)	(.08)	.03	.03	.01

Total from investment operations	(.33)	.06	.17	.17	.15
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.14)	(.14)	(.13)	(.14)	(.14)
Net asset value, end of period	$2.85	$3.32	$3.40	$3.36	$3.33

Total Return, at Net Asset Value[2]	(10.18)%	1.74%	5.30%	5.13%	4.77%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,355,062	$2,745,029	$2,784,037	$2,589,629	$2,155,310
Average net assets (in thousands)	$2,765,248	$2,721,428	$2,696,464	$2,380,822	$2,029,517
Ratios to average net assets:[3]
Net investment income	4.55%	4.18%	4.10%	4.12%	4.30%
Expenses excluding interest and fees on short-term floating rate notes issued	0.83%	0.74%	0.79%	0.79%	0.77%
Interest and fees on short-term floating rate notes issued[4]	0.10%	0.21%	0.18%	0.03%	0.01%

Total expenses[5]	0.93%	0.95%	0.97%	0.82%	0.78%
Portfolio turnover rate	19%	18%	23%	19%	16%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5.	Reduction to custodian expenses less than 0.005%.
See accompanying Notes to Financial Statements.
F42 | LIMITED TERM NEW YORK MUNICIPAL FUND

Class B Year Ended December 31,	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$3.32	$3.40	$3.36	$3.32	$3.32
Income (loss) from investment operations:
Net investment income[1]	.12	.11	.11	.11	.12
Net realized and unrealized gain (loss)	(.47)	(.08)	.04	.04	—

Total from investment operations	(.35)	.03	.15	.15	.12
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.12)	(.11)	(.11)	(.11)	(.12)
Net asset value, end of period	$2.85	$3.32	$3.40	$3.36	$3.32

Total Return, at Net Asset Value[2]	(10.90)%	0.95%	4.48%	4.62%	3.65%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$90,497	$228,022	$318,452	$379,045	$417,473
Average net assets (in thousands)	$157,158	$272,855	$346,849	$398,461	$427,486
Ratios to average net assets:[3]
Net investment income	3.72%	3.38%	3.31%	3.34%	3.52%
Expenses excluding interest and fees on short-term floating rate notes issued	1.63%	1.54%	1.59%	1.58%	1.55%
Interest and fees on short-term floating rate notes issued[4]	0.10%	0.21%	0.18%	0.03%	0.01%

Total expenses[5]	1.73%	1.75%	1.77%	1.61%	1.56%[6]
Portfolio turnover rate	19%	18%	23%	19%	16%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5.	Reduction to custodian expenses less than 0.005%.

6.	Voluntary waiver of transfer agent fees less than 0.005%.
See accompanying Notes to Financial Statements.
F43 | LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

Class C Year Ended December 31,	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$3.31	$3.39	$3.35	$3.32	$3.31
Income (loss) from investment operations:
Net investment income[1]	.12	.11	.11	.11	.12
Net realized and unrealized gain (loss)	(.47)	(.08)	.04	.03	.01

Total from investment operations	(.35)	.03	.15	.14	.13
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.12)	(.11)	(.11)	(.11)	(.12)
Net asset value, end of period	$2.84	$3.31	$3.39	$3.35	$3.32

Total Return, at Net Asset Value[2]	(10.89)%	0.97%	4.52%	4.35%	4.00%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$919,680	$1,052,153	$1,105,643	$1,139,882	$1,040,035
Average net assets (in thousands)	$1,054,502	$1,076,271	$1,127,896	$1,095,066	$1,009,112
Ratios to average net assets:[3]
Net investment income	3.78%	3.40%	3.34%	3.36%	3.55%
Expenses excluding interest and fees on short-term floating rate notes issued	1.60%	1.52%	1.56%	1.56%	1.52%
Interest and fees on short-term floating rate notes issued[4]	0.10%	0.21%	0.18%	0.03%	0.01%

Total expenses[5]	1.70%	1.73%	1.74%	1.59%	1.53%
Portfolio turnover rate	19%	18%	23%	19%	16%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5.	Reduction to custodian expenses less than 0.005%.
See accompanying Notes to Financial Statements.
F44 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Limited Term New York Municipal Fund (the “Fund”) is a separate series of Rochester Portfolio Series, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management. The Fund’s investment adviser is Oppenheimer Funds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.
F45 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
     There have been no significant changes to the fair valuation methodologies during the period.
F46 | LIMITED TERM NEW YORK MUNICIPAL FUND

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of December 31, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery
Basis Transactions

Purchased securities	$39,025,198
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 5% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $134,877,566 as of December 31, 2008, which represents 3.76% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request,
F47 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At December 31, 2008, municipal bond holdings with a value of $187,253,356 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $142,880,000 in short-term floating rate notes issued and outstanding at that date.
At December 31, 2008, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$3,335,000	NYC GO DRIVERS	11.630%	8/15/23	$3,022,844
3,780,000	NYC GO DRIVERS	11.630	12/1/23	3,411,450
2,240,000	NYC GO ROLs[3]	12.400	4/1/30	1,293,421
9,860,000	NYC GO ROLs[3]	8.995	6/1/23	8,984,235
13,200,000	NYS DA ROLs[3]	12.908	8/15/30	13,937,220
25,560,000	NYS DA ROLs[3]	11.148	8/15/25	13,724,186

				$44,373,356

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page F36 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater”.

3.	Security is subject to a shortfall and forbearance agreement.
The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund
F48 | LIMITED TERM NEW YORK MUNICIPAL FUND

has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
     The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2008, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $128,655,000.
Concentration Risk. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Credit Risk. The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego payment of the original coupon interest rates. As of December 31, 2008, securities with an aggregate market value of $601,810, representing 0.02% of the Fund’s net assets, were subject to these deferred-interest forbearance agreements. Interest is owed to the Fund under these agreements in the amount of $165,000.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
F49 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Net Unrealized
Depreciation
Based on Cost of
Securities and
Undistributed	Undistributed	Accumulated	Other Investments
Net Investment	Long-Term	Loss	for Federal Income
Income	Gain	Carryforward[1,2,3]	Tax Purposes

$12,176,597	$—	$55,529,521	$526,879,853

1.	As of December 31, 2008, the Fund had $55,529,521 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2008, details of the capital loss carryforwards were as follows:

Expiring

2011	$1,944,352
2016	53,585,169

Total	$55,529,521

2.	During the fiscal year ended December 31, 2008, the Fund did not utilize any capital loss carryforward.

3.	During the fiscal year ended December 31, 2007, the Fund utilized $647,547 of capital loss carryforward to offset capital gains realized in that fiscal year.
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The tax character of distributions paid during the years ended December 31, 2008 and December 31, 2007 was as follows:

	Year Ended	Year Ended
	December 31, 2008	December 31, 2007

Distributions paid from:
Ordinary income	$2,268,038	$2,113,036
Exempt-interest dividends	168,024,147	155,030,643

Total	$170,292,185	$157,143,679

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and
F50 | LIMITED TERM NEW YORK MUNICIPAL FUND

other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$3,864,922,756

Gross unrealized appreciation	$29,614,695
Gross unrealized depreciation	(556,494,548)

Net unrealized depreciation	$(526,879,853)

Trustees’ Compensation. On November 19, 2007, the Fund’s Board of Trustees voted to freeze participation in the retirement plan for the Board’s independent trustees by not adding new participants to the plan after December 31, 2007. Active independent trustees who have accrued benefits under the plan prior to the freeze date will elect a distribution method with respect to their benefits. Benefits already accrued under the plan for Trustees who were participants prior to that freeze date are not affected.
During the year ended December 31, 2008, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$161,050
Payments Made to Retired Trustees	22,309
Accumulated Liability as of December 31, 2008	700,671
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
F51 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended December 31, 2008		Year Ended December 31, 2007
	Shares	Amount	Shares	Amount

Class A
Sold	288,850,032	$924,241,077	226,258,213	$758,534,521
Dividends and/or distributions reinvested	28,484,599	90,313,243	23,926,697	80,243,124
Redeemed	(317,978,120)	(986,000,182)	(241,991,540)	(812,631,007)

Net increase (decrease)	(643,489)	$28,554,138	8,193,370	$26,146,638

F52 | LIMITED TERM NEW YORK MUNICIPAL FUND

	Year Ended December 31, 2008		Year Ended December 31, 2007
	Shares	Amount	Shares	Amount

Class B
Sold	3,832,868	$12,219,565	1,635,985	$5,476,765
Dividends and/or distributions reinvested	1,347,876	4,312,116	1,971,698	6,611,007
Redeemed	(42,161,611)	(134,779,953)	(28,573,122)	(95,788,813)

Net decrease	(36,980,867)	$(118,248,272)	(24,965,439)	$(83,701,041)

Class C
Sold	87,687,631	$280,580,665	53,675,266	$179,391,537
Dividends and/or distributions reinvested	9,725,055	30,710,336	8,286,573	27,698,823
Redeemed	(91,610,401)	(283,806,677)	(70,087,523)	(234,213,916)

Net increase (decrease)	5,802,285	$27,484,324	(8,125,684)	$(27,123,556)

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2008, were as follows:

	Purchases	Sales

Investment securities	$698,067,523	$1,015,828,977
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $100 million	0.50%
Next $150 million	0.45
Next $1.75 billion	0.40
Next $3 billion	0.39
Over $5 billion	0.38
Accounting Service Fees. Accounting service fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the year ended December 31, 2008, the Fund paid $1,196,648 to the Manager for accounting and pricing services.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2008, the Fund paid $1,414,854 to OFS for services to the Fund.
F53 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
4. Fees and Other Transactions with Affiliates Continued
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2008 for Class C shares were $30,731,491. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Year Ended	Distributor	Distributor	Distributor	Distributor

December 31, 2008	$904,465	$323,556	$258,192	$181,729
F54 | LIMITED TERM NEW YORK MUNICIPAL FUND

Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
5. Illiquid Securities
As of December 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
6. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or “collapse” trusts that issued “inverse floaters” to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $3.0 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (3.125% as of December 31, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
F55 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
6. Borrowings Continued
As of December 31, 2008, the Fund had borrowings outstanding at an interest rate of 3.125%. Details of the borrowings for the year ended December 31, 2008:

Average Daily Loan Balance	$40,677,322
Average Daily Interest Rate	3.279%
Fees Paid	$9,763,020
Interest Paid	$1,323,363
7. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
F56 | LIMITED TERM NEW YORK MUNICIPAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Trustees and Shareholders of Limited Term New York Municipal Fund:
We have audited the accompanying statement of assets and liabilities of Limited Term New York Municipal Fund, including the statement of investments, as of December 31, 2008, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Limited Term New York Municipal Fund as of December 31, 2008, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
KPMG llp
Denver, Colorado
February 13, 2009
F57 | LIMITED TERM NEW YORK MUNICIPAL FUND

THIS PAGE INTENTIONALLY LEFT BLANK.
F58 | LIMITED TERM NEW YORK MUNICIPAL FUND

FEDERAL INCOME TAX INFORMATION Unaudited
In early 2009, if applicable, shareholders of record received information regarding all taxable dividends and distributions paid to them by the Fund during calendar year 2008 Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     None of the dividends paid by the Fund during the fiscal year ended December 31, 2008 are eligible for the corporate dividend-received deduction. 98.67% of the dividends were derived from interest on municipal bonds and are not subject to federal income taxes; 100% of the tax-exempt dividends are not subject to New York State and New York City income taxes. For the state income tax reporting purposes of non-New York State shareholders, the distribution breaks down as follows: New York State (78.7%), Puerto Rico (19.8%), Guam (0.3%), Virgin Islands (1.2%).
     During 2008, 18.9% of this tax-exempt income was derived from “private activity bonds”. These are municipal bonds used to finance privately operated facilities. The interest on these bonds is not taxable for most investors. For the few investors subject to the Alternative Minimum Tax, the interest from these bonds is considered a preference item.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.
29 | LIMITED TERM NEW YORK MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
30 | LIMITED TERM NEW YORK MUNICIPAL FUND

     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ron Fielding, Daniel Loughran, Scott Cottier and Troy Willis, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load “other states” short/intermediate municipal debt funds. The Board noted that the Fund’s three-year, five-year and ten-year performance were better than its peer group median although its one-year performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and “other states” short/intermediate municipal debt and California short/intermediate municipal debt funds with comparable asset levels and distribution features. The Board noted that the Fund’s contractual and actual management fees and total expenses were lower than its peer group median.
31 | LIMITED TERM NEW YORK MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
32 | LIMITED TERM NEW YORK MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
33 | LIMITED TERM NEW YORK MUNICIPAL FUND

TRUSTEES AND OFFICERS Unaudited

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

INDEPENDENT TRUSTEES	The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Thomas W. Courtney, Chairman of the Board (since 2001), Trustee (since 1995) Age: 75	Principal of Courtney Associates, Inc. (venture capital firm) (since 1982); General Partner of Trivest Venture Fund (private venture capital fund); President of Investment Counseling Federated Investors, Inc. (1973-1982); Trustee of the following open-end investment companies: Cash Assets Trust (1984), Premier VIT (formerly PIMCO Advisors VIT), Tax Free Trust of Arizona (since 1984) and four funds for the Hawaiian Tax Free Trust. Oversees 10 portfolios in the OppenheimerFunds complex.

John Cannon, Trustee (since 1992) Age: 78	Director of Neuberger Berman Income Managers Trust, Neuberger & Berman Income Funds and Neuberger Berman Trust, (open-end investment companies) (1995-present); Director of Neuberger Berman Equity Funds (open-end investment company) (since November 2000); Trustee, Neuberger Berman Mutual Funds (open-end investment company) (since October 1994); Mr. Cannon held the following positions at CDC Investment Advisors (registered investment adviser): Chairman and Treasurer (December 1993-February 1996), Independent Consultant and Chief Investment Officer (1996-June 2000) and Consultant and Director (December 1993-February 1999). Oversees 3 portfolios in the OppenheimerFunds complex.

David K. Downes, Trustee (since 2005) Age: 68	Independent Chairman GSK Employee Benefit Trust (since April 2006); Director of Correctnet (since January 2006); Trustee of Employee Trust (since January 2006); Chief Executive Officer and Board Member of CRAFund Advisors, Inc. (investment management company) (since January 2004); Director of Internet Capital Group (information technology company) (since October 2003); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (2004-2007); President of The Community Reinvestment Act Qualified Investment Fund (investment management company) (2004-2007); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003); President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003); President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch & Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse & Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees 64 portfolios in the OppenheimerFunds complex.
34 | LIMITED TERM NEW YORK MUNICIPAL FUND

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

Lacy B. Herrmann, Trustee (since 1995) Age: 79	Founder and Chairman Emeritus of Aquila Group of Funds (open-end investment company) (since December 2004); Chairman of Aquila Management Corporation and Aquila Investment Management LLC (since August 1984); Chief Executive Officer and President of Aquila Management Corporation (August 1984-December 1994); Vice President, Director and Secretary of Aquila Distributors, Inc. (distributor of Aquila Management Corporation); Treasurer of Aquila Distributors, Inc.; President and Director of STCM Management Company, Inc. (sponsor and adviser to CCMT) (until September 2007); Chairman, President and Director of InCap Management Corporation (until 2004); Director of OCC Cash Reserves, Inc. (open-end investment company) (June 2003-December 2004); Trustee of Premier VIT (formerly PIMCO Advisors VIT) (investment company) (since 1994); Trustee of OCC Accumulation Trust (open-end investment company) (until December 2004); Trustee Emeritus of Brown University (since June 1983). Oversees 10 portfolios in the OppenheimerFunds complex.

Brian F. Wruble, Trustee (since 2001) Age: 65	General Partner of Odyssey Partners, L.P. (hedge fund) (September 1995-December 2007); Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of the Manager’s parent company) (since September 2004); Chairman (since August 2007) and Trustee (since August 1991) of the Board of Trustees of the Jackson Laboratory (non-profit); Treasurer and Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); Member of Zurich Financial Investment Management Advisory Council (insurance) (2004-2007); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004). Oversees 64 portfo- lios in the OppenheimerFunds complex.

INTERESTED TRUSTEE AND OFFICER	The address of Mr. Murphy is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an Officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Murphy is an interested Trustee due to his positions with OppenheimerFunds, Inc. and its affiliates.

John V. Murphy, Trustee (since 2005) President (since 2001) Age: 59	Chairman and Director of the Manager (since June 2001); Chief Executive Officer of the Manager (June 2001-December 2008); President of the Manager (September 2000-February 2007); President and director or trustee of other Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (November 2001- December 2006); Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management Corporation, Trinity Investment Management Corporation and Tremont Capital Management, Inc. (since November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July 2001); President (since November 2001) and Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC’s parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the Investment Company Institute’s Board of Governors (since October 2003); Chairman of the Investment Company Institute’s Board of Governors (since October 2007). Oversees 105 portfolios in the OppenheimerFunds complex.
35 | LIMITED TERM NEW YORK MUNICIPAL FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

OTHER OFFICERS OF THE FUND	The addresses of the Officers in the chart below are as follows: for Mr. Zack, Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Vandehey and Wixted, 6803 S. Tucson Way, Centennial, Colorado 80112- 3924, for Messrs. Fielding, Loughran, Cottier and Willis, 350 Linden Oaks, Rochester, New York 14625, Each Officer serves for an indefinite term or until his or her resig- nation, retirement death or removal.

Ronald H. Fielding, Vice President (since 1996) and Senior Portfolio Manager (since 1991) Age: 59	Senior Vice President of the Manager (since January 1996). Chief Strategist, a Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Daniel G. Loughran, Vice President (since 2005) and Senior Portfolio Manager (since 2001) Age: 45	Senior Vice President of the Manager (since August 2007); Vice President of the Manager (April 2001-July 2007) and a Portfolio Manager with the Manager (since 1999). Team leader, a Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Scott S. Cottier, Vice President (since 2005) and Senior Portfolio Manager (since 2002) Age: 37	Vice President of the Manager (since September 2002). Portfolio Manager and trader at Victory Capital Management (from 1999 to 2002). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Troy E. Willis, Vice President (since 2005) and Senior Portfolio Manager (since 2002) Age: 36	Assistant Vice President of the Manager (since July 2005). Portfolio Manager of the Fund (from May 2003 to December 2005). Corporate Attorney for Southern Resource Group (from 1999 to 2003). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2004) Age: 58	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983); Former Vice President and Director of Internal Audit of the Manager (1997- February 2004). An officer of 105 portfolios in the OppenheimerFunds complex.

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 1999) Age: 49	Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company sub- sidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003). An officer of 105 portfolios in the OppenheimerFunds complex.
36 | LIMITED TERM NEW YORK MUNICIPAL FUND

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

Robert G. Zack, Secretary (since 2001) Age: 60	Executive Vice President (since January 2004) and General Counsel (since March 2002) of the Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds International Distributor Limited (since December 2003); Senior Vice President (May 1985-December 2003). An officer of 105 portfolios in the OppenheimerFunds complex.
The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge, upon request, by calling 1.800.525.7048.
37 | LIMITED TERM NEW YORK MUNICIPAL FUND

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
Item 3.  Audit Committee Financial Expert.
The Board of Trustees of the registrant has determined that David Downes, the Board’s Audit Committee Chairman, is an audit committee financial expert and that Mr. Downes is “independent” for purposes of this Item 3.

Item 4.  Principal Accountant Fees and Services.
(a) Audit Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $50,500 in fiscal 2008 and $47,000 in fiscal 2007.
(b) Audit-Related Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed $255,000 in fiscal 2008 and $256,236 in fiscal 2007 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: internal control reviews and professional services relating to FAS 123R.
(c) Tax Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(d) All Other Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $2,368 in fiscal 2008 and $1,342 in fiscal 2007.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.
(2)	100%
(f)	Not applicable as less than 50%.

(g)	The principal accountant for the audit of the registrant’s annual financial statements billed $257,368 in fiscal 2008 and $257,578 in fiscal 2007 to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.
Item 5.  Audit Committee of Listed Registrants
Not applicable.
Item 6.  Schedule of Investments.
a) Not applicable.

b) Not applicable.
Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10.  Submission of Matters to a Vote of Security Holders.
The Fund’s Audit Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Audit Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11.  Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2008, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.
(a)	(1)	Exhibit attached hereto.
(2)	Exhibits attached hereto.

(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Rochester Portfolio Series

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer
Date: 02/11/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer
Date: 02/11/2009

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer
Date: 02/11/2009